        As filed with the Securities and Exchange Commission on November 1, 2002
                                                 Securities Act File No. 2-88566
                                        Investment Company Act File No. 811-4255

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                         Pre-Effective Amendment No.                 [_]
                       Post-Effective Amendment No. 40               [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                [X]
                              Amendment No. 40                       [X]
                        (Check appropriate box or boxes)

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                  Ellen Metzger
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

[_]  Immediately upon filing pursuant to                        [x]  on November 1, 2002 pursuant to paragraph (b)
     paragraph (b)

[_]  60 days after filing pursuant to                           [_]  on __________ pursuant to paragraph (a)(1)
     paragraph (a)(1), or

[_]  75 days after filing pursuant to                           [_]  on _________ pursuant to paragraph (a)(2)
     paragraph (a)(2) or                                             of Rule 485

[_] This post-effective amendment designates a new effective date for apreviously filed post-effective amendment.

================================================================================

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                                                         [NEUBERGER BERMAN LOGO]

Neuberger Berman

Advisers Management Trust
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Real Estate Portfolio Prospectus November 1, 2002

CONTENTS
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The Portfolio

Real Estate Portfolio .........................................................2

Your Investment

Buying and Selling Portfolio Shares ...........................................6

Share Prices ..................................................................6

Portfolio Structure ...........................................................7

Distributions and Taxes .......................................................7

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THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans

o is designed for investors seeking capital appreciation and current income through investment in real estate securities

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares, when you sell them, are worth less than what you originally paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

o normally invests at least 80% of its assets in securities of real estate companies

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $53.6 billion in total assets (as of September 30, 2002) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the Neuberger Berman Advisers Management Trust portfolios are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (C) 2002 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Real Estate Portfolio
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GOAL & STRATEGY
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Small and Mid-Cap Companies
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REITs tend to be small to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small or mid-cap company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger-cap company stocks.

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Real Estate Investment Trusts
--------------------------------------------------------------------------------

A REIT is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs

The portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

To pursue this goal, the portfolio normally invests at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The portfolio defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate.

The portfolio may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the managers to be of comparable quality.

The portfolio manager makes investment decisions through a fundamental analysis of each company. The portfolio manager reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, the portfolio manager evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors.

The portfolio normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held, if the portfolio manager finds an opportunity he believes is more compelling, or if the portfolio manager's outlook on the company or the market changes. Active trading may cause the portfolio to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The portfolio will not change its strategy of normally investing at least 80% of its assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days' notice. The 80% standard and the test of whether a company is a real estate company are applied at the time the portfolio invests; later percentage changes caused by a change in market values or company circumstances will not require the portfolio to dispose of a holding.


                             2 Real Estate Portfolio

MAIN RISKS
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Other Risks
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The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund will increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates could fluctuate. There may be less information about foreign issuers than about domestic issuers.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.

Most of the portfolio's performance depends on what happens in the stock and real estate markets. The stock market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities, losses due to casualty or condemnation, or damage or destruction caused by acts of God, terrorism, or other causes. Because of this concentration in the real estate industry, the value of the portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The portfolio may at times be more concentrated in particular sub-sectors of the real estate business -- e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under federal tax laws.

The portfolio is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the portfolio invests may be preferred stock which receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.


                             3 Real Estate Portfolio

MAIN RISKS
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If the portfolio invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may: fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the portfolio defaults on payment of its debt obligations.

The portfolio can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the fund is carrying them. Judgment also pays a greater role in pricing these securities than it does for securities having more active markets.

The portfolio is non-diversified. This means that the percentage of the portfolio's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the portfolio's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.


                             4 Real Estate Portfolio

PERFORMANCE
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Management
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Steven R. Brown is a Vice President of Neuberger Berman Management and a
Managing Director of Neuberger Berman, LLC. He has managed the portfolio's assets since its inception. From 1997 to 2002 he was a portfolio co-manager of a comparable fund at a major real estate investment firm.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. The portfolio pays Neuberger Berman Management a management fee at the rate of 0.85% of the Portfolio's average daily net assets. For its administrative services, the Portfolio pays Neuberger Berman Management a fee at the rate of 0.30% of the Portfolio's average daily net assets.

Because the portfolio had not commenced operations as of December 31, 2001,it does not have performance information to report in this prospectus.

INVESTOR EXPENSES
--------------------------------------------------------------------------------

The portfolio charges no fees for buying, selling, or exchanging shares, or for maintaining an account. Your only portfolio cost is your share of annual operating expenses. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

FEE TABLE
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Shareholder fees                                                           None
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Annual operating expenses (% of average net assets)(1)
These are deducted from portfolio assets, so you pay them indirectly.
        Management/administration fees                                     1.15%
Plus:   Distribution (12b-1) fees                                          0.25%
        Other expenses                                                     0.48%
Equals: Total annual operating expenses                                    1.88%
Minus:  Expense Reimbursement(2)                                           0.13%
Equals: Net expenses                                                       1.75%
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(1) The portfolio had not commenced operations as of December 31 2001; therefore the expense figures are estimated based on assets of $25 million.

(2) Neuberger Berman Management has contractually undertaken to limit the portfolio's expenses through April 30, 2005 by reimbursing the portfolio for its total operating expenses, including compensation to Neuberger Berman Management, but excluding taxes, interest, extraordinary expenses, transaction costs and brokerage commissions, that exceed, in the aggregate, 1.75% per annum of the portfolio's average daily net asset value. The portfolio has in turn contractually undertaken to repay Neuberger Berman Management through December 31, 2008 for the excess operating expenses borne by Neuberger Berman Management, so long as the portfolio's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses, transaction costs and brokerage commissions) does not exceed 1.75% of the portfolio's average daily net assets, and further provided that the reimbursements are made within three years after the year in which Neuberger Berman Management incurred the expense.

EXPENSE EXAMPLE
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The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the portfolio's expenses were unchanged. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses maybe higher or lower.

                                                             1 Year      3 Years
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Expenses                                                       $178        $551
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                             5 Real Estate Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
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BUYING AND SELLING
PORTFOLIO SHARES
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Share Price Calculations
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The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

The portfolio described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the portfolio are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance and to qualified plans, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company or plan administrator accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until next time it is calculated.


                             6 Real Estate Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Insurance Expenses
--------------------------------------------------------------------------------

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution and Services
--------------------------------------------------------------------------------

The portfolio has a distribution plan that provides for payment of 0.25% per year of the portfolio's assets. This fee compensates Neuberger Berman Management for its distribution and shareholder services. Because these fees are paid out of the portfolio's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Neuberger Berman Management may also pay insurance companies and qualified plan administrators for services they provide to current and prospective variable contract owners and qualified plan participants, such as providing information about the portfolio and delivering portfolio documents, among other services.

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in 2003 the distribution will take place in September). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus or qualified plan documents. Consult them for more information.


                             7 Real Estate Portfolio

DISTRIBUTIONS AND TAXES
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--------------------------------------------------------------------------------
Conversion to the Euro
--------------------------------------------------------------------------------

Like other mutual funds, the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from January 1, 1999 to July 1, 2002.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The manager of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


                             8 Real Estate Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Obtaining Information
--------------------------------------------------------------------------------

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Website:
www.nb.com
Email:
fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

If you'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio manager about strategies and market conditions

o    fund performance data and financial statements

o    complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o    various types of securities and practices, and their risks

o    investment limitations and additional policies

o    information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.

Investment manager:
Neuberger Berman Management Inc.
Sub-adviser:
Neuberger Berman, LLC

[GRAPHIC] C0307 11/02

SEC file number 811-4225

[NEUBERGER BERMAN LOGO]

Neuberger Berman Management Inc.
605 Third Avenue, 2nd floor
New York, NY 10158-0180

www.nb.com

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated November 1, 2002

     The Real Estate Portfolio (the "Portfolio") of Neuberger Berman Advisers Management Trust ("Trust") offers shares pursuant to a Prospectus dated November 1, 2002.

     The Portfolio's Prospectus provides the basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 1-800-877-9700. You should read the prospectus carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by the Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the funds named in this SAI are either service marks or registered trademarks of NB Management.(C)2002 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION........................................................4

   Investment Policies and Limitations........................................4
   Temporary Defensive Positions..............................................6
   Rating Agencies............................................................6
   Investment Insight.........................................................7
   Additional Investment Information..........................................8

PERFORMANCE INFORMATION......................................................26

TRUSTEES AND OFFICERS........................................................27

   Information about the Board of Trustees...................................28
   Information about the Officers of the Trust...............................32
   The Board of Trustees.....................................................33
   Ownership of Securities...................................................36
   Independent Trustees Ownership of Securities..............................37

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................37

INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES..................38

   Management and Administration Fees........................................38
   Expense Limitations.......................................................39
   Management and Control of NB Management and Neuberger Berman..............39
   Sub-Adviser...............................................................40
   Board Consideration of the Management and Sub-Advisory Agreements.........41
   Investment Companies Advised..............................................42

DISTRIBUTION ARRANGEMENTS....................................................43

   Distributor...............................................................43

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................45

   Suspension of Redemptions.................................................45
   Redemptions in Kind.......................................................46

DIVIDENDS AND OTHER DISTRIBUTIONS............................................46

ADDITIONAL TAX INFORMATION...................................................46

   Taxation of the Portfolio.................................................47

PORTFOLIO TRANSACTIONS.......................................................51

CODE OF ETHICS...............................................................55

PORTFOLIO TURNOVER...........................................................55

REPORTS TO SHAREHOLDERS......................................................55

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS........55

CUSTODIAN AND TRANSFER AGENT.................................................56

INDEPENDENT AUDITORS.........................................................57

LEGAL COUNSEL................................................................57

REGISTRATION STATEMENT.......................................................57

FINANCIAL STATEMENTS.........................................................57

APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

          The Portfolio is a separate operating series of Neuberger Berman Advisers Management Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Portfolio is non-diversified. The Portfolio is managed by Neuberger Berman management.

          The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment policies and limitations of the Portfolio may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Portfolio represented at a meeting at which more than 50% of the outstanding Portfolio shares are represented, or

     (2) a majority of the outstanding shares of the Portfolio.

          These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

          Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

          The Portfolio's fundamental investment policies and limitations are as follows:

          1. Borrowing. The Portfolio may not borrow money, except that it may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

          2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

          3. Diversification. The Portfolio is non-diversified under the 1940
Act.

          4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Portfolio will invest greater than 25% of its total assets in the real estate industry. This limitation does not apply to U.S. Government and Agency Securities.

          5. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of debt securities or (ii) by engaging in repurchase agreements.

          6. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Portfolio may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

          7. Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

          8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

          For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

          The Portfolio has the following fundamental investment policy:

     Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

          The following investment policies and limitations are non-fundamental:

          1. Borrowing. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

          2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

          3. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

          4. Foreign Securities. The Portfolio may not invest more than 10% of the value of its total assets in securities denominated in foreign currency.

          This policy does not limit investment in American Depositary Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

          5. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

          6. Real Estate Securities. The Portfolio normally invests at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. Although this is a non-fundamental policy, the Trustees will not change this policy without 60 days notice to shareholders. Shares of beneficial interest in real estate trusts and preferred and convertible preferred stocks are considered equity securities.

Temporary Defensive Positions

          For temporary defensive purposes the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

          Pursuant to an exemptive order received from the SEC, the Portfolio also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management to manage uninvested cash and cash collateral received in connection with securities lending.

Rating Agencies

          The Portfolio may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

Investment Insight

     The following interview was conducted with Steven R. Brown, the portfolio manager of the Portfolio:

     1. What are the key factors you consider when researching and selecting potential investments?

     Our investment process consists of four major elements: macro research, property sector research, company research, and portfolio management. The process combines both top-down and bottom-up approaches and balances fundamental real estate and securities analysis.

     We seek catalysts that may help us outperform our benchmark. The catalyst could affect relative property sector valuation and/or individual security selection. Catalysts for change can include new management, new business strategies, acquisitions, consolidation within an industry, or improving fundamentals. Of course, we are alert to the fact that these transition points in the life of a company can present new risks.

     2. What makes your investment strategy unique?

     Our investment approach is distinct in that we use an objective combination of traditional securities analysis and direct real estate analysis, while placing great emphasis upon the property sector weightings. We generally adhere to a strict valuation methodology - price to net asset value per share, cash flow multiple versus growth rate and relative valuation - which guides our buy and sell decisions.

     3. What are your criteria for selling?

     Before we buy a stock, we establish our estimate of net asset value and target valuation. A stock may become a candidate for sale due to its target price being reached, negative fundamental developments, overvaluation or modifications to our portfolio strategy. Changes in a company's financial status, strategic direction or real estate portfolio may prompt us to consider a sale. We may sell a security while the fundamental factors remain positive if a security appears overvalued based upon our valuation models and our judgment. In such cases, we will first explore whether there has been a positive development for the company. If no change in fundamentals or capital market factors justifies the new valuation, we will reduce that holding's weighting.

     4. How do you seek to maintain the fund's performance during different kinds of market conditions?

     We currently intend to be fully invested in REITs at all times. We also have the ability to position the portfolio for success in various economic scenarios. If we need to take a defensive position due to a slowing economy, we would increase our exposure to the less economically sensitive property types (Healthcare, Industrial and Community Shopping Centers). In a robust economy we would increase our exposure to the more economically sensitive property types (Regional Malls, Office, Hotels and Apartments). We do not, however, time the market. We are always invested in REITs; our property sector weightings will indicate our outlook for the economy and the REIT market. Of course, we have the ability to invest in government bonds for defensive purposes, just like every other mutual fund, but that is not our preferred approach in difficult times.

     5. Are you looking at potential investments differently today given recent events ranging from Enron's accounting scandal to the war on terrorism?

     We continue to scrutinize investments intensely throughout the investment process. We review joint venture investments and other off-balance sheet activity continuously. We have a heightened sensitivity to a `complexity discount' as a result of complex business strategies and the complex balance sheets and income statements they create. We have also spent time assessing `high profile' property risk because some high profile real estate assets have had difficulty attaining reasonably priced property and casualty insurance. One benefit of REITS is that these risks are managed through a diversified portfolio.

     6. If there is a turnover in fund management, what safeguards are in place to maintain continuity of the fund's style?

     We emphasize quantitative screening in our investment process. We continuously refine our investment models, so that the output (investment decisions) is simple to execute and strengthens our style continuity. This disciplined approach to buying and selling places emphasis on the accuracy of the input while minimizing digression from the output.

Additional Investment Information

          The Portfolio may make the following investments, among others, some of which are part of the Portfolio's principal investment strategies and some of which are not. The principal risks of the Portfolio's principal strategies are discussed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.

     Real Estate-Related Instruments. Under normal conditions at least 80% of the Portfolio's net assets will be invested in the securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Under normal conditions the Portfolio may invest up to 20% of its net assets in securities of companies not primarily engaged in the real estate industry.

     The Portfolio will not directly invest in real estate, but rather in securities issued by real estate companies. However, because of its fundamental policy to concentrate its investments in the securities of companies in the real estate industry, the Portfolio is subject to the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.

     Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

          REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

          Both types of REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

          The shares of REITs are subject to the REIT's management fees and other expenses. Therefore, investments in REITs will cause the Portfolio to bear its proportionate share of the costs of the REITs' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. It is anticipated, although not required, that under normal circumstances a majority of the Portfolio's investments will consist of Equity REITs.

          The Portfolio may also invest in mortgage-backed securities. These are fixed-income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed-income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This limits the Portfolio's ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae, and Freddie Mac) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in Mortgage REITs, although they are equity securities, can subject to many of the same risks as mortgage-backed securities.

          Warrants. Warrants may be acquired by the Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

          Illiquid Securities. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to it.

          Policies and Limitations. The Portfolio may invest up to 15% of its net assets in illiquid securities.

          Repurchase Agreements. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

          Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

          Securities Loans. The Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with conditions of an SEC exemptive order, the Portfolio can loan securities to/through Neuberger Berman (as Agent).

          Policies and Limitations. The Portfolio may lend its securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

          Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

          Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

          Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

          Reverse Repurchase Agreements. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

          Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

          Foreign Securities. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Portfolio's rights as investor.

          The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on its portfolio transactions.

          Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

          Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

          The Portfolio may invest in ADRs, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in a foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

          Policies and Limitations. To limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase foreign currency denominated securities if, as a result, more than 10% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

          Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

   Futures Contracts, Options on Futures Contracts, Options on Securities and
          Indices, Forward Contracts, and Options on Foreign Currencies
                    (collectively, "Financial Instruments")

          Futures Contracts and Options Thereon. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio views investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

          For purposes of managing cash flow, the Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard and Poor's 500 Composite Stock Index ("S&P 500 Index").

          A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

          U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

          Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

          "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Portfolio. In computing its net asset value ("NAV"), the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

          An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

          Although the Portfolio believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures or options position and the securities held by or to be purchased for the Portfolio. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

          Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

          Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could have an adverse impact on the NAV of the Portfolio.

          Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

          Policies and Limitations. The Portfolio may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Portfolio does not engage in transactions in futures and options on futures for speculation.

          The Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

          Call Options on Securities. The Portfolio may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

          When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The

Portfolio may be obligated to deliver securities underlying an option at less than the market price.

          The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

          If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

          When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

          Policies and Limitations. The Portfolio may write covered call options and may purchase call options on securities. The Portfolio may also write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do).

          The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

          Put Options on Securities. The Portfolio may write and purchase put options on securities. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

          When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

          Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

          Policies and Limitations. The Portfolio generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on its NAV).

          General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

          Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

          The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

          Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

          The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

          The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

          The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

          Policies and Limitations. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          Put and Call Options on Securities Indices. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

          Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

          The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

          Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

          Policies and Limitations. For purposes of managing cash flow, the Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

          Foreign Currency Transactions. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

          The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

          Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

          At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

          NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

          However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

          Policies and Limitations. The Portfolio may enter into forward contracts for the purpose of hedging and not for speculation.

          Options on Foreign Currencies. The Portfolio may write and purchase covered call and put options on foreign currencies.

          Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

          Policies and Limitations. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

          Regulatory Limitations on Using Financial Instruments. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

          Cover for Financial Instruments. Transactions using Financial Instruments, other than purchased options, expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

          Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets for cover or segregation could impede portfolio management of the Portfolio's ability to meet redemption requests or current obligations.

          Securities held in a segregated account cannot be sold while the futures, options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede fund management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options or forward position; this inability may result in a loss to the Portfolio.

          Policies and Limitations. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

          General Risks of Financial Instruments. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

          The Portfolio's use of Financial Instruments may be limited by the provisions of the Code, with which it must comply if the Portfolio is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

          Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. NB Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

          Regulatory Limitations on Using Financial Instruments. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

          Fixed Income Securities. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures. The Portfolio may also invest in corporate debt securities rated below investment grade.

          U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Sallie Mae (also known as Student Loan Marketing Association), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

          "Investment grade" debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

          The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

          Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

          Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Portfolio warrants exposure to the additional level of risk.

          Policies and Limitations. There are no restrictions as to the ratings of debt securities the Portfolio may acquire or the portion of the Portfolio's assets that the Portfolio may invest in debt securities in a particular ratings category. The Portfolio may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

          Commercial Paper. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

          Policies and Limitations. The Portfolio may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

          Zero Coupon Securities. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

          The discount on zero coupon securities ("original issue discount") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Because the Portfolio must distribute substantially all of its investment company taxable income (including its accrued original issue discount) to its shareholders each year for income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

          The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

          Convertible Securities. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

          The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio and its ability to achieve its investment objectives.

          Policies and Limitations. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

          Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

          Swap Agreements. The Portfolio may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

          Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

          Policies and Limitations. In accordance with SEC staff requirements, the Portfolio will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

          Other Investment Companies. The Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

          Policies and Limitations. Except for investments in a money market fund managed by NB Management for cash management purposes, the Portfolio's investment in securities of other registered investment companies is limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

                             PERFORMANCE INFORMATION

     The Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. The Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price yield and total return of the Portfolio will vary, and an investment in the Portfolio, when redeemed, may be worth more or less than the original purchase price. Performance information does not reflect insurance product or qualified plan expenses.

Total Return Computations.

     The Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P (1 + T)n = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

Comparative Information

     From time to time the Portfolio's performance may be compared with:

          (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services,

Inc. ("Lipper"), C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., IBC/Financial Data Inc.'s Money Market Fund Report, Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

          (2) recognized bond, stock and other indices, such as the Shearson Lehman Bond Index, The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Russell Mid Cap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 measures mid-sized companies with an average market capitalization of $2.1 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

     Evaluations of the Portfolio's performance, its total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders (collectively, "Advertisements"). The Portfolio may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information. From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include portfolio diversification by asset type.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      Portfolios in
                         Position and                                                 Fund Complex    Other Directorships
Name, Age, and           Length of                                                    Overseen by     Held Outside Fund
Address (1)              Time Served (2)   Principal Occupation(s) (3)                Trustee         Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------
John Cannon (72)         Trustee since     Retired. Formerly, Chairman and Chief           30         Independent Trustee or
                         1994              Investment Officer of CDC Capital                          Director of three series
                                           Management (registered investment                          of Oppenheimer Funds:
                                           adviser) (1993-Jan. 1999).                                 Limited Term New York
                                                                                                      Municipal Fund, Rochester
                                                                                                      Fund Municipals, and
                                                                                                      Oppenheimer Convertible
                                                                                                      Securities Fund, 1992 to
                                                                                                      present.
-------------------------------------------------------------------------------------------------------------------------------
Faith Colish (66)        Trustee since     Attorney at Law and President, Faith            30
                         1982              Colish, A Professional Corporation; 1980
                                           to present.
-------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)    Trustee since     Consultant, Retired President and               30
                         1989              Trustee of Teachers Insurance & Annuity
                                           (TIAA) and College Retirement Equities
                                           Fund (CREF).
-------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)      Trustee since     Consultant, C. A. Harvey Associates,            30
                         1998              June 2001 to present; Member, Individual
                                           Investors Advisory Committee to the New
                                           York Stock Exchange Board of Directors,
                                           1998 to present; Secretary, Board of
                                           Associates to The National
                                           Rehabilitation Hospital's Board of
                                           Directors; Director of American
                                           Association of Retired Persons (AARP),
                                           1978 to December 2000; Member, American
                                           Savings Education Council's Policy Board
                                           (ASEC), 1998-2000; Member, Executive
                                           Committee, Crime Prevention Coalition of
                                           America, 1997-2000.
-------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)        Trustee since     Senior Vice President and General               30
                         1988              Counsel of Loews Corporation
                                           (diversified financial corporation).
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      Portfolios in
                         Position and                                                 Fund Complex    Other Directorships
Name, Age, and           Length of                                                    Overseen by     Held Outside Fund
Address (1)              Time Served (2)   Principal Occupation(s) (3)                Trustee         Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)    Trustee since     Professor of Finance and Economics at           30         Director, Delaware Labs,
                         1986              Stern School of Business, New York                         1978 to present
                                           University.                                                (cosmetics).
-------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)    Trustee since     Retired. Formerly, Vice President and           30         Director, State Theatre
                         1984              Special Counsel to WHX Corporation                         of New Jersey
                                           (holding company); 1993 - 2001.                            (not-for-profit theater),
                                                                                                      2000 to present;
                                                                                                      Formerly, Director of
                                                                                                      Kevlin Corporation
                                                                                                      (manufacturer of
                                                                                                      microwave and other
                                                                                                      products).
-------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)   Trustee since     Senior Vice President of Burnham                30         Director, 92nd Street Y
                         1985              Securities Inc. (a registered                              (non-profit), 1967 to
                                           broker-dealer) since 1991.                                 present; Formerly,
                                                                                                      Director, Cancer
                                                                                                      Treatment Holdings, Inc.
-------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)    Trustee since     Retired. Senior Vice President of               30         Director, Pro-Kids Golf
                         1986              Foodmaker. Inc. (operator and Franchiser                   and Learning Academy,
                                           of Restaurants) until January 1997;                        October 1998 to present
                                           Secretary of Foodmaker, Inc. until July                    (teach golf and computer
                                           1996.                                                      usage to "at risk"
                                                                                                      children); Director of
                                                                                                      Prandium, Inc. March 2001
                                                                                                      to present (restaurants).
-------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)   Trustee since     General Partner of Oxford Partners and          30         Formerly, Director of
                         1982              Oxford Bioscience Partners (venture                        Capital Cash Management
                                           capital partnerships) and President of                     Trust (money market fund)
                                           Oxford Venture Corporation.                                and Prime Cash Fund.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      Portfolios in
                         Position and                                                 Fund Complex    Other Directorships
Name, Age, and           Length of                                                    Overseen by     Held Outside Fund
Address (1)              Time Served (2)   Principal Occupation(s) (3)                Trustee         Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)     Trustee since     General Partner of Seip Investments LP          30         Director, H&R Block, Inc.
                         2000              (a private investment partnership);                        (financial services
                                           President and CEO of Westaff, Inc., May                    company), May 2001 to
                                           2001 to January 2002 (temporary                            present; Director,
                                           staffing); Senior Executive at the                         General Magic (voice
                                           Charles Schwab Corporation from 1983 to                    recognition software),
                                           1999; including Chief Executive Officer                    November 2001 to present;
                                           of Charles Schwab Investment Management,                   Director, Forward
                                           Inc. and Trustee of Schwab Family of                       Management, Inc. (asset
                                           Funds and Schwab Investments from 1997                     management),
                                           to 1998; Executive Vice President-Retail                   2001-present; Member of
                                           Brokerage for Charles Schwab Investment                    the Board of Directors of
                                           Management from 1994 to 1997.                              E-Finance Corporation
                                                                                                      (credit decisioning
                                                                                                      services), 1999 to
                                                                                                      present; Director,
                                                                                                      Save-Daily.com (micro
                                                                                                      investing services), 1999
                                                                                                      to present; Formerly,
                                                                                                      Director of Offroad
                                                                                                      Capital Inc. (pre-public
                                                                                                      internet commerce
                                                                                                      company).
-------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since     Private investor and consultant                 30         Director, Providence
(54)                     1983              specializing in the insurance industry;                    Washington (property and
                                           Advisory Director of Securities Capital                    casualty insurance
                                           LLC (a global private equity investment                    company), December 1998
                                           firm dedicated to making investments in                    to present; Director,
                                           the insurance sector).                                     Summit Global Partners
                                                                                                      (insurance brokerage
                                                                                                      firm), October 2000 to
                                                                                                      present.
-------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)      Trustee since     Regional Manager for Atlanta Region,            30
                         1984              Ford Motor Credit Company since August,
                                           1997; prior thereto, President, Ford
                                           Life Insurance Company, April 1995 until
                                           August 1997.
-------------------------------------------------------------------------------------------------------------------------------
Trustees who are
"Interested Persons"
-------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen*       President and     Executive Vice President and Chief              30         Executive Vice President,
(49)                     Trustee since     Investment Officer of Neuberger Berman                     Chief Investment Officer
                         1999              since 1999; Executive Vice President and                   and Director of Neuberger
                                           Chief Financial Officer of NB                              Berman Inc. (holding
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      Portfolios in
                         Position and                                                 Fund Complex    Other Directorships
Name, Age, and           Length of                                                    Overseen by     Held Outside Fund
Address (1)              Time Served (2)   Principal Occupation(s) (3)                Trustee         Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------------
                                           Management from November 1999 to March                     company) since 1999;
                                           2000; Vice President of NB Management                      Chairman since May 2000
                                           from 1990 until 1999; Partner or                           and Director of NB
                                           Principal of Neuberger Berman from 1993.                   Management since January
                                                                                                      1996.
-------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien*       Trustee since     Member, Investment Policy Committee,            30         Director of Legg Mason,
(73)                     1993              Edward Jones, 1993 - 2001; President of                    Inc. (financial services
                                           the Securities Industry Association                        holding company), 1993 to
                                           ("SIA") (securities industry's                             present; Director, Boston
                                           representative in government relations                     Financial Group (real
                                           and regulatory matters at the federal                      estate and tax shelters)
                                           and state levels) from 1974 - 1992;                        1993-1999.
                                           Adviser to SIA from November 1992
                                           - November 1993.
-------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)   Chairman of the   Executive Vice President of Neuberger           30         Executive Vice President
                         Board, Chief      Berman since 1999; Principal of                            and Director of Neuberger
                         Executive         Neuberger Berman from 1997 until 1999;                     Berman Inc. (holding
                         Officer and       Senior Vice President of NB Management                     company) since 1999;
                         Trustee since     from 1996 until 1999; Director of                          President and Director of
                         1999              Institutional Services of NB Management                    NB Management since 1999.
                                           from 1988 until 1996.
-------------------------------------------------------------------------------------------------------------------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust

                                       Position and
Name, Age, and Address (1)       Length of Time Served (2)       Principal Occupation(s) (3)
--------------------------   ---------------------------------   ---------------------------
Claudia A. Brandon (45)             Secretary since 1986         Vice President of Neuberger Berman since
                                                                 2002 and employee since 1999; Vice
                                                                 President of NB Management from 1986 to
                                                                 1999; Vice President - Mutual Fund Board
                                                                 Relations of NB Management since 2000;
                                                                 Secretary of two other mutual funds for
                                                                 which NB Management acts as investment
                                                                 manager and administrator.

Robert Conti (45)                Vice President since 2000       Vice President of Neuberger Berman since
                                                                 1999; Senior Vice President of NB
                                                                 Management since 2000; Controller of NB
                                                                 Management until 1996; Treasurer of NB
                                                                 Management from 1996 until 1999; Vice
                                                                 President of two other mutual funds for
                                                                 which NB Management acts as investment
                                                                 manager and administrator since 2000.

Stacy Cooper-Shugrue (38)      Assistant Secretary since 1991    Vice President - Mutual Fund Board
                                                                 Relations of NB Management since
                                                                 February 25, 2002; Employee of Neuberger
                                                                 Berman since 1999; Assistant Vice
                                                                 President of NB Management from 1993 to
                                                                 1999; Assistant Secretary of two other
                                                                 mutual funds for which NB Management
                                                                 acts as investment manager and
                                                                 administrator.

Brian J. Gaffney (48)            Vice President since 2000       Managing Director of Neuberger Berman
                                                                 since 1999; Senior Vice President of NB
                                                                 Management since 2000; Vice President of
                                                                 NB Management from 1997 until 1999; Vice
                                                                 President of two other mutual funds for
                                                                 which NB Management acts as investment
                                                                 manager and administrator since 2000.

John McGovern (32)             Assistant Treasurer since 2002    Accounting Manager for NB Management
                                                                 from 1998 to 2002; Accounting Supervisor
                                                                 for NB Management until 1998; Assistant
                                                                 Treasurer of two other mutual funds for
                                                                 which NB Management acts as investment
                                                                 manager and administrator since 2002.

Barbara Muinos (43)          Treasurer and Principal Financial   Vice President of Neuberger Berman since
                             and Accounting Officer since 2002   1999; Assistant Treasurer from 1996 to
                                                                 2002; Assistant Vice President of NB
                                                                 Management from 1993 to 1999; Treasurer
                                                                 and Principal Financial and Accounting
                                                                 Officer of two other mutual funds for
                                                                 which NB Management acts as investment
                                                                 manager and administrator since 2002.

                                       Position and
Name, Age, and Address (1)       Length of Time Served (2)       Principal Occupation(s) (3)
--------------------------   ---------------------------------   ---------------------------
Frederic B. Soule (55)           Vice President since 2000       Vice President of Neuberger Berman since
                                                                 1999; Vice President of NB Management
                                                                 from 1995 until 1999; Vice President of
                                                                 two other funds for which NB Management
                                                                 acts as investment manager and
                                                                 administrator since 2000.

Trani Wyman (32)               Assistant Treasurer since 2002    Accounting Manager for NB Management
                                                                 from 1998 to 2002; Accounting Supervisor
                                                                 for NB Management until 1998; Assistant
                                                                 Treasurer of two other mutual funds for
                                                                 which NB Management acts as investment
                                                                 manager and administrator since 2002.

----------
     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Portfolio and reviews and approves the Portfolio's advisory and sub-advisory contracts and other principal contracts. The Board of Trustees has established several standing committees to oversee particular aspects of the Portfolio's management. The standing committees of the Board of Trustees are described below.

          Audit Committee. The Audit Committee's purposes are (a) to oversee generally the Portfolio's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Portfolio's financial statements and the independent audit thereof; and
(c) to act as a liaison between the Portfolio's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Trustees; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman) and Peter P. Trapp. During the fiscal year ended 12/31/01, the Committee met one time.

          Code of Ethics Committee. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman), and Edward I. O'Brien. During the fiscal year ended 12/31/01, the Committee did not hold an official meeting. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

          Contract Review Committee. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Tom D. Seip. During the fiscal year ended 12/31/01, the Committee did not hold an official meeting.

          Executive Committee. The Executive Committee has all the powers of the Trustees when the Trustees are not in session. Its members are John Cannon, Faith Colish, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter
E. Sundman (Chairman). During the fiscal year ended 12/31/01, the Committee did not hold any meetings.

          Nominating Committee. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Trustees; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia Brandon, Secretary, Neuberger Berman Advisers Management Trust, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended 12/31/01, the Committee did not hold any meetings.

          Portfolio Transactions Committee. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman to the Portfolio and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. The Committee is composed entirely of Independent Trustees; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended 12/31/01, the Committee met three times.

          Pricing Committee. The Pricing Committee oversees the procedures for pricing the Portfolio's securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Michael M. Kassen, Robert A. Kavesh, Edward I. O'Brien, John P. Rosenthal (Chairman), Tom D. Seip and Peter
P. Trapp. During the fiscal year ended 12/31/01, the Committee met one time.

     The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Trustees who are not managing directors, officers or employees of NB Management, Neuberger Berman and/or the participating life insurance companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 2001, a total of $311,771 in fees was paid to the Trustees as a group by the Trust and a total of $1,015,416 in fees was paid to the Trustees as a group by the fund complex.

     The following table sets forth information concerning the compensation of the trustees of the Trust. The Trust does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 12/31/01

                                             Total Compensation from
                                             Investment Companies
Name and Position   Aggregate Compensation   in the Neuberger Berman
with the Trust      from the Trust           Fund Complex Paid to Trustees
-----------------   ----------------------   -----------------------------

John Cannon                 $21,569                     $70,000
Trustee

Faith Colish                $21,569                     $70,000
Trustee

Walter G. Ehlers            $21,569                     $70,000
Trustee

C. Anne Harvey              $19,158                     $62,500
Trustee

Barry Hirsch                $21,569                     $70,000
Trustee

Michael M. Kassen           $     0                     $     0
Trustee

Robert A. Kavesh            $21,569                     $70,000
Trustee

Howard A. Mileaf            $21,569                     $70,000
Trustee

Edward I. O'Brien           $21,569                     $70,000
Trustee

John P. Rosenthal           $21,569                     $70,000
Trustee

                                             Total Compensation from
                                             Investment Companies
Name and Position   Aggregate Compensation   in the Neuberger Berman
with the Trust      from the Trust           Fund Complex Paid to Trustees
-----------------   ----------------------   -----------------------------

William E. Rulon            $21,569                     $70,000
Trustee

Cornelius T. Ryan           $21,569                     $70,000
Trustee

Tom Decker Seip             $21,569                     $70,000
Trustee

Gustave H. Shubert*         $16,747                     $55,000
Trustee

Candace L. Straight         $19,261                     $62,500
Trustee

Peter E. Sundman            $     0                     $     0
Trustee

Peter P. Trapp              $19,346                     $62,500
Trustee

----------
*    Mr. Shubert retired as a member of the Board of Trustees on March 7, 2002.

Ownership of Securities

     Set forth below is the dollar range of equity securities owned by each Trustee.

---------------------------------------------------------------------------------------------------
                       Dollar Range of Equity Securities      Aggregate Dollar Range of Equity
                         in Neuberger Berman Advisers           Securities in all Registered
                              Management Trust             Investment Companies Overseen by Trustee
  Name of Trustee          as of December 31, 2001            in Family of Investment Companies
---------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------
John Cannon                          None                             $50,001 - $100,000
---------------------------------------------------------------------------------------------------
Faith Colish                         None                                Over $100,000
---------------------------------------------------------------------------------------------------
Walter G. Ehlers                     None                              Over $100,000
---------------------------------------------------------------------------------------------------
C. Anne Harvey                       None                                  None
---------------------------------------------------------------------------------------------------
Barry Hirsch                         None                              Over $100,000
---------------------------------------------------------------------------------------------------
Robert A. Kavesh                     None                            $10,001 - $50,000
---------------------------------------------------------------------------------------------------
Howard A. Mileaf                     None                              Over $100,000
---------------------------------------------------------------------------------------------------
John P. Rosenthal                    None                              Over $100,00
---------------------------------------------------------------------------------------------------
William E. Rulon                     None                              Over $100,000
---------------------------------------------------------------------------------------------------
Cornelius T. Ryan                    None                              Over $100,000
---------------------------------------------------------------------------------------------------
Tom Decker Seip                      None                                  None
---------------------------------------------------------------------------------------------------
Candace L. Straight                  None                              Over $100,000
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                       Dollar Range of Equity Securities      Aggregate Dollar Range of Equity
                         in Neuberger Berman Advisers           Securities in all Registered
                              Management Trust             Investment Companies Overseen by Trustee
  Name of Trustee          as of December 31, 2001            in Family of Investment Companies
---------------------------------------------------------------------------------------------------
Peter P. Trapp                       None                            $10,001 - $50,000
---------------------------------------------------------------------------------------------------
Trustees who are
"Interested Persons"
---------------------------------------------------------------------------------------------------
Michael M. Kassen                    None                              Over $100,000
---------------------------------------------------------------------------------------------------
Edward I. O'Brien                    None                              Over $100,000
---------------------------------------------------------------------------------------------------
Peter E. Sundman                     None                              Over $100,000
---------------------------------------------------------------------------------------------------

Independent Trustees Ownership of Securities

     Set forth in the table below is information as of December 31, 2001 regarding each Independent Trustee's (and his/her immediate family members) share ownership in securities of Neuberger Berman and the ownership of securities in an entity controlling, controlled by or under common control with Neuberger Berman (not including registered investment companies).

--------------------------------------------------------------------------------------------------
                        Name of Owners
                       and Relationship                                  Value of    Percentage of
  Name of Director       to Director      Company      Title of Class   Securities       Class
--------------------------------------------------------------------------------------------------
John Cannon                   N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Faith Colish                  N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Walter G. Ehlers              N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
C. Anne Harvey                N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Barry Hirsch                  N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Robert A. Kavesh              N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Howard A. Mileaf              N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
John P. Rosenthal             N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
William E. Rulon              N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Cornelius T. Ryan             N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Tom Decker Seip               N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Candace L. Straight           N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------
Peter P. Trapp                N/A           N/A              N/A            $0           N/A
--------------------------------------------------------------------------------------------------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Shares of the Portfolio are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). Shares of the Portfolio are also offered to Qualified Plans. As of the date of this SAI, the Portfolio was new and had no beneficial and record owners of more than 5 percent of the Portfolio.

     Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.

           INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

     Neuberger Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger Berman and its affiliates were approximately $53.6 billion as of September 30, 2002. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger Berman organization have at least fifteen years of experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

     NB Management serves as the Portfolio's investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 2000, that was approved with respect to the Portfolio on March 7, 2002.

     The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, but NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to the Portfolio, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Several individuals who are directors, officers or employees of NB Management and/or Neuberger Berman also serve as trustees and/or officers of the Trust. See "Trustees and Officers." NB Management provides similar facilities and services to the Portfolio and the other portfolios of the Trust ("Other Trust Portfolios") pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement") and approved with respect to the Portfolio on March 7, 2002.

Management and Administration Fees

     For investment management services, the Portfolio each pays NB Management a fee at the annual rate of 0.85% of the Portfolio's average daily net assets.

     For administrative services, the Portfolio pays NB Management a fee at the annual rate of 0.30% of the Portfolio's average daily net assets. In addition, the Portfolio pays certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.

     The Management and Administration Agreements each continue until May 1, 2002. Each Agreement is renewable from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to the Portfolio without penalty on 60 days' prior written notice either by the Trust or by NB Management. The Administration Agreement is terminable with respect to the Portfolio without penalty by NB Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Trustees, including a majority of the Independent Trustees, on at least 30 days' prior written notice to NB Management. Each Agreement terminates automatically if it is assigned.

Expense Limitations

     Real Estate Portfolio. NB Management has contractually undertaken to limit the Portfolio's expenses through April 30, 2005 by reimbursing the Portfolio for its total operating expenses, including compensation to NB Management, but excluding taxes, interest, extraordinary expenses, transaction costs and brokerage commissions, that exceed, in the aggregate, 1.75% per annum of the Portfolio's average daily net asset value. The Portfolio has in turn contractually undertaken to repay NB Management through December 31, 2008 for the excess operating expenses borne by NB Management, so long as the Portfolio's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses, transaction costs and brokerage commissions) does not exceed 1.75% of the Portfolio's average daily net assets, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

     The effect of any expense limitation by NB Management is to reduce operating expenses of the Portfolio and thereby increase total return. There can no assurance that the expense limitation agreement will be continued or be extended beyond the period indicated.

Management and Control of NB Management and Neuberger Berman

     The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

     The officers and employees of Neuberger Berman who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative

Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph F. Collins III, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian E. Hahn , Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter B. Phelan, Senior Vice President; David Root, Senior Vice President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.

     Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

     Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman, Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Administrative Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.

Sub-Adviser

     NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to the Portfolio, pursuant to a Sub-Advisory Agreement dated July 1, 2000 that was approved by the Trustees with respect to the Portfolio on March 7, 2002.

     The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger Berman from time to time provides to its principals and employees for use in managing client accounts, as NB Management reasonably requests. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This research staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with NB Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger Berman will be paid for by NB Management on the basis of the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other mutual funds advised by NB Management.

     The Sub-Advisory Agreement continues with respect to the Portfolio until June 30, 2002, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Trustees, or by a 1940 Act majority vote of the outstanding shares of the Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the Portfolio. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

     Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

     The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Other Trust Portfolios, other mutual funds referred to below ("Other NB Funds"), and other accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Board Consideration of the Management and Sub-Advisory Agreements

     In approving the Management and Sub-Advisory Agreements, the Board primarily considered, with respect to the Portfolio, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Portfolio. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues.

     With respect to the nature and quality of the services provided, the Board considered the performance of the Other Trust Portfolios in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered NB Management's resources and responsiveness with respect to Other Trust Portfolios that had experienced lagging performance. The Board also considered the quality of brokerage execution provided by NB Management. The Board's Portfolio Transactions Committee from time to time reviews the quality of the brokerage services that NB Management provides, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Other Trust Portfolios. The Board considered NB Management or Neuberger Berman's use of brokers or dealers in fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Portfolio from such services. The Board also considered NB Management and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

     With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of NB Management and its affiliates from their association with the Trust. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Portfolio. The Board also considered the voluntary and contractual limits on Portfolio expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Trust were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each of the Other Trust Portfolios, the Board reviewed specific data as to NB Management's profit or loss on each of the Other Trust Portfolios for a recent period, and carefully examined NB Management's cost allocation methodology.

     These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Trustees may have on their initial review of the report, and the Independent Trustees have time to consider those responses.

Investment Companies Advised

     NB Management currently serves as investment manager of the following investment companies, which had aggregate net assets of approximately $17.2 billion, as of September 30, 2002. Neuberger Berman acts as sub-adviser to these investment companies.

                                                                Approximate Net
                                                                  Assets at
Name                                                          September 30, 2002
----                                                          ------------------

Neuberger Berman Cash Reserves Fund .......................     $  852,190,683
Neuberger Berman Century Fund .............................     $   14,131,531
Neuberger Berman Fasciano Fund ............................     $  209,678,661
Neuberger Berman Focus Fund ...............................     $1,053,633,853
Neuberger Berman Genesis Fund .............................     $3,910,921,231
Neuberger Berman Government Money Fund ....................     $1,380,181,306
Neuberger Berman Guardian Fund ............................     $1,454,042,959
Neuberger Berman High Income Bond Fund ....................     $  131,206,937
Neuberger Berman Institutional Cash Fund ..................     $3,266,942,192
Neuberger Berman International Fund .......................     $   69,650,073
Neuberger Berman Limited Maturity Bond Fund ...............     $  263,690,869
Neuberger Berman Manhattan Fund ...........................     $  303,317,356
Neuberger Berman Millennium Fund ..........................     $   60,247,423
Neuberger Berman Municipal Money Fund .....................     $  520,561,977
Neuberger Berman Municipal Securities Trust ...............     $   37,987,147
Neuberger Berman Partners Fund ............................     $1,356,939,953
Neuberger Berman Real Estate Fund .........................     $   17,686,488
Neuberger Berman Regency Fund .............................     $   27,909,139
Neuberger Berman Socially Responsive Fund .................     $   75,631,130
Advisers Management Trust .................................     $1,737,854,207
Neuberger Berman New York Intermediate Municipal Fund .....     $   73,714,717

                                                                Approximate Net
                                                                  Assets at
Name                                                          September 30, 2002
----                                                          ------------------

Neuberger Berman California Intermediate Municipal Fund ...     $   90,173,325
Neuberger Berman Intermediate Municipal Fund ..............     $  278,947,867

     The investment decisions concerning the Portfolio and the Other NB Funds have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when the Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of the Portfolio having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Other Trust Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

                            DISTRIBUTION ARRANGEMENTS

     The Portfolio offers one Class of shares designated as Class S shares.

Distributor

     NB Management serves as the distributor ("Distributor") in connection with the offering of the Portfolio's shares on a no-load basis. The Portfolio's shares are sold with a 0.25% distribution (12b-1) fee.

     In connection with the sale of its shares, the Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Portfolio's shares without sales commission and bears all advertising and promotion expenses incurred in the sale of the Portfolio's shares.

     The Trust, on behalf of the Portfolio, and the Distributor are parties to a Distribution and Shareholder Services Agreement. The Distribution and Shareholder Services Agreement ("Distribution Agreement") is dated May 1, 2002, and approved with respect to the Portfolio on March 7, 2002, that continue until April 30, 2003. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Sub-Advisory Agreement.

     A.   Distribution and Shareholder Services Plan

     The Portfolio is subject to a Distribution and Shareholder Services Plan (the "Plan"). The Plan provides that the Portfolio will compensate NB Management for administrative and other services provided to the Portfolio, its activities and expenses related to the sale and distribution of Portfolio shares, and ongoing services to investors in the Portfolio. Under the Plan, NB Management receives from the Portfolio a fee at the annual rate of 0.25% of the Portfolio's average daily net assets. NB Management may pay up to the full amount of this fee to third parties that make available Portfolio shares and/or provide services to the Portfolio and its shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

     Services may include: teleservicing support in connection with the Portfolio; delivery and responding to inquires respecting Portfolio prospectuses and/or SAIs, reports, notices, proxies and proxy statements and other information respecting the Portfolio (but not including services paid for by the Trust such as printing and mailing); facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Trust shareholders; maintenance of Variable Contract records reflecting Shares purchased and redeemed and Share balances, and the conveyance of that information to the Trust, or its transfer agent as may be reasonably requested; provision of support services including providing information about the Trust and the Portfolio and answering questions concerning the Trust and the Portfolio, including questions respecting Variable Contract owners' interests in the Portfolio; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust including fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

     The amount of fees paid by the Portfolio during any year may be more or less than the cost of distribution and other services provided to that Portfolio and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

     The Plan requires that NB Management provide the Trustees for their review a quarterly written report identifying the amounts expended by the Portfolio and the purposes for which such expenditures were made.

     Prior to approving the Plan, the Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Portfolio and its shareholders. To the extent the Plan allows the Portfolio to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Portfolio shares; this, in turn, may enable the Portfolio to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

     The Plan continues until May 1, 2003. The Plan is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any class of the Portfolio thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Trustees in the manner described above. The Plan is terminable with respect to a class of the Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Share Prices and Net Asset Value

     The Portfolio's shares are bought or sold at a price that is the Portfolio's NAV per share. The NAV for the Portfolio is calculated by subtracting total liabilities from total assets. The Portfolio's per share NAV is calculated by dividing its NAV by the number of shares outstanding and rounding the result to the nearest full cent. The Portfolio calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

     The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolio values all other securities and assets, including restricted securities, by a method that the Trustees believe accurately reflects fair value.

     If NB Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the Trustees believe accurately reflects fair value.

Suspension of Redemptions

     The Portfolio is normally open for business each day the NYSE is open ("Business Day"). The right to redeem the Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Portfolio fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

     The Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. Further, the Portfolio may make payment in whole or in part in securities if a redeeming shareholder so requests. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolio does not redeem in kind under normal circumstances, but may do so in the circumstances described above in accordance with procedures adopted by the Board of Trustees.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     The Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of its net investment income, any net realized capital gains and any net realized gains from foreign currency transactions, if any, earned or realized by it. The Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each Business Day. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV until they are distributed. Dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in September.

                           ADDITIONAL TAX INFORMATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Portfolio and the purchase, ownership, and disposition of Portfolio shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Portfolio

     Subchapter M

     To continue to qualify for treatment as a RIC under the Code, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer (together with the 50% requirement, the "Diversification Requirement"). The Portfolio intends to satisfy the Distribution Requirement, the Income Requirement, and the Diversification Requirement. If the Portfolio failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits.

     The Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. To avoid application of the Excise Tax, the Portfolio intends to make distributions in accordance with the calendar year requirement.

     A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Portfolio in October, November or December of that year with a record date in such a month and paid by the Portfolio during January of the following year.

     Section 817(h)

     The Portfolio serves as the underlying investments for variable annuity contracts and variable life insurance policies ("Variable Contracts") issued through separate accounts of the life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Portfolio), which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

     The Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

     Tax Aspects of the Investments of the Portfolio

Investments in Real Estate Investment Trusts. The Portfolio's investments in REITs presents several tax considerations. REITs generally pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends received deductions and are taxable as ordinary income to the extent of the REIT's earnings and profits. Distributions in excess of a REIT's earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder's cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Portfolio intends to include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of the Portfolios' distributions may also be designated as a return of capital.

     In addition, REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Portfolio to extend the deadline for issuance of Forms 1099.

     The Portfolio may invest directly in residual interests in Real Estate Mortgage Investment Conduits ("REMICs)" or it may invest in such instruments indirectly by investing in REITS that hold residual interests in REMICs. Although the Portfolio does not intend to invest a substantial portion of its assets in residual interests in REMICS and it does not intend to invest in REITs that hold primarily residual interests in REMICs, under applicable Treasury regulations, a portion of the Portfolio's income from a residual interest in a REMIC or from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") may be subject to federal income tax. Excess inclusion income of the Portfolio may be allocated to shareholders of the Portfolio in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder held the REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of Portfolio shares, then the Portfolio will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Portfolio has not historically invested in REMIC residual interests or in REITs or other vehicles that primarily hold residual interest in REMICS and does not intend to do so in the future.

     Dividends, interest, and in some cases, capital gains received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Portfolio qualifies as a regulated investment company).

     In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Portfolio will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     If the Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement and avoid imposition of the excise tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

     The use by the Portfolio of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

     Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that the Portfolio must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Portfolio, without in either case increasing the cash available to the Portfolio. The Portfolio may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that the Portfolio must distribute to meet the Distribution Requirement and to avoid imposition of the excise tax.

     Transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolio, and losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Portfolio may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Portfolio are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Portfolio, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

     When a covered call option written (sold) by the Portfolio expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

     If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Portfolio's shares.

     The Portfolio may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because the Portfolio annually must distribute substantially all of its investment company taxable income to satisfy the Distribution Requirement and avoid imposition of the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from the Portfolio's cash assets or, if necessary, from the proceeds of the sale of portfolio securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding investment company taxable income and/or net capital gain.

                             PORTFOLIO TRANSACTIONS

     Neuberger Berman acts as the Portfolio's principal broker to the extent a broker is used in the purchase and sale of portfolio securities (other than certain securities traded on the OTC market). Neuberger Berman receives brokerage commissions for these services. Transactions in portfolio securities for which Neuberger Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

     To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Portfolio's policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Portfolio or NB Management. Some of these research services may be of value to NB Management in advising its various clients (including the Portfolio) although not all of these services are necessarily used by NB Management in managing the Portfolio. Under certain conditions, the Portfolio may pay higher brokerage commissions in return for brokerage and research services, although the Portfolio does not have a current arrangement to do so. In any case, the Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings. Each of the broker-dealers NB Management uses appears on a list and each has been reviewed as to its creditworthiness.

     Portfolio securities may, from time to time, be loaned by the Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Portfolio in order to re-lend them to Other Trust Portfolios or Other NB Funds (collectively "NB Funds"), Neuberger Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from the Portfolio, rather than from a unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expense exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Portfolio for such loss.

     A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

     In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

     The use of Neuberger Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees has expressly authorized Neuberger Berman to retain such compensation and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Portfolio to Neuberger Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger Berman must, in NB Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase or sale of securities for the Portfolio's account, unless an appropriate exemption is available.

     A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

     To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

     Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of the Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmations of each agency cross-trade that the Portfolio participates in.

     The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

     A committee, comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of some of the NB Funds and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the NB Funds and/or the Managed Accounts; and
(3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services provide the Portfolio with benefits by supplementing the information otherwise available to NB Management. That research information may be used by NB Management in servicing their respective funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research information received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

     Steven R. Brown, who is a Vice President of NB Management and a Managing Director of Neuberger Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investments Portfolio. He has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

                                 CODE OF ETHICS

     The Portfolio, NB Management and Neuberger Berman have adopted a Code of Ethics that restricts the personal securities transactions of employees, officers, and trustees. The primary purpose of the Code of Ethics is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The portfolio managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their fund or taking personal advantage of investment opportunities that may belong to a fund.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Portfolio during the year.

                             REPORTS TO SHAREHOLDERS

     Shareholders of the Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio. The Portfolio's report shows the investments owned by it and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements.

                       INFORMATION REGARDING ORGANIZATION,
                        CAPITALIZATION, AND OTHER MATTERS

The Portfolio

     The Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has thirteen separate Portfolios. The Trustees may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

     NB Management and Neuberger Berman serve as investment manager and sub-advisor, respectively, to other mutual funds, and the investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds, that have similar names, investment objectives and investment styles as the Portfolio and are offered directly to the public by means of separate prospectuses. These other mutual funds are not part of the Trust. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern, and certain tax matters, and may differ in risk/return characteristics. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds with a similar name.

     Description of Shares. The Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Portfolio represent equal proportionate interests in the assets of the Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

     Shareholder Meetings. The Trustees do not intend to hold annual meetings of shareholders of the Portfolio. The Trustees will call special meetings of shareholders of the Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

     Certain Provisions of the Trust Instrument. Under Delaware law, the shareholders of the Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT

     The Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as the Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions of Trust shares through its Boston Service Center.

                              INDEPENDENT AUDITORS

     The Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

     The Portfolio has selected Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006 as legal counsel.

                             REGISTRATION STATEMENT

     This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Portfolio.

     Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     As of the date of this SAI, the Portfolio was new and had no financial statements.

                                   APPENDIX A:
                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o    Leading market positions in well-established industries;

     o    High rates of return on funds employed;

     o Conservative capitalization structures with moderate reliance on debt and ample asset protection;

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                  Attachment-1

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 40 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

Exhibit Number   Description
--------------   -----------
(a)   (1)        Trust Instrument of Registrant.(1)

      (2)        Amended and Restated Certificate of Trust of the Registrant.(8)

      (3)        Amendment to Trust Instrument dated November 9, 1998.(8)

      (4)        Schedule A to Trust Instrument of Registrant designating Series of Registrant --
                 filed herewith.

(b)   (1)        By-laws of Registrant.(1)

      (2)        Amendment to By-laws dated November 11, 1997.(5)

      (3)        Amendment to By-laws dated November 9, 1998.(8)

(c)   (1)        Trust Instrument of Registrant, Articles IV, V and VI.(1)

      (2)        By-laws of Registrant, Articles V, VI and VIII.(1)

(d)   (1)        Management Agreement Between Registrant and Neuberger Berman Management Inc. --
                 filed herewith.

      (2)        Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger
                 Berman, LLC with Respect to Registrant -- filed herewith.

(e)   (1)        Distribution Agreement Between Registrant and Neuberger Berman Management Inc.(14)

      (2)        Distribution and Shareholder Services Agreement Between Registrant and Neuberger
                 Berman Management Inc. -- filed herewith.

(f)              Bonus or Profit Sharing Contracts. None.

Exhibit Number   Description
--------------   -----------
(g)   (1)        Custodian Contract Between Registrant and State Street Bank and Trust Company.(2)

      (2)        Letter Agreement adding the International Portfolio of Registrant to the
                 Custodian Contract.(1)

      (3)        Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

      (4)        Custodian Fee Schedule.(3)

      (5)        Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant
                 to the Custodian Contract and Transfer Agency Agreement.(4)

      (6)        Schedule designating Series of Registrant subject to Custodian Contract.(7)

      (7)        Letter Agreement adding the Socially Responsive Portfolio of Registrant to the
                 Custodian Contract and Transfer Agency Agreement.(7)

      (8)        Letter Agreement adding the Regency Portfolio of Registrant to the Custodian
                 Contract and Transfer Agency Agreement.(13)

      (9)        Letter Agreement adding the Fasciano and Focus Portfolios of Registrant to the
                 Custodian Contract and Transfer Agency Agreement.(14)

      (10)       Letter Agreement adding the Real Estate Portfolio of Registrant to the Custodian
                 Contract and Transfer Agency Agreement -- filed herewith.

(h)   (1)        Transfer Agency Agreement Between Registrant and State Street Bank and Trust
                 Company.(2)

      (2)        Administration Agreement for I Class Shares Between Registrant and Neuberger
                 Berman Management Inc.(14)

      (3)        Administration Agreement for S Class Shares Between Registrant and Neuberger
                 Berman Management Inc. -- filed herewith.

      (4)        Form of Fund Participation Agreement.(11)

Exhibit Number   Description
--------------   -----------
      (5)        Letter Agreement adding the International Portfolio of Registrant to the Transfer
                 Agency Agreement.(1)

      (6)        Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant
                 to the Transfer Agency Agreement.(4)

      (7)        Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

      (8)        Schedule designating series of Registrant subject to the Transfer Agency
                 Agreement.(7)

      (9)        Expense Limitation Agreement between Registrant, on behalf of the Socially
                 Responsive Portfolio, and Neuberger Berman Management, Inc.(11)

      (10)       Letter Agreement adding the Socially Responsive Portfolio of Registrant to the
                 Transfer Agency Agreement.(7)

      (11)       Expense Limitation Agreement between Registrant, on behalf of Balanced, Growth,
                 Limited Maturity Bond, and Partners Portfolios, and Neuberger Berman Management
                 Inc. -- filed herewith.

      (12)       Expense Limitation Agreement between Registrant, on behalf of Fasciano, Focus,
                 Guardian, International, Regency, Liquid Asset, MidCap Growth, Socially
                 Responsive and REIT Portfolios, and Neuberger Berman Management Inc. -- filed herewith.

(i)   (1)        Legal Opinion and Consent of Dechert -- filed herewith.

(j)              Not Applicable.

(k)              Financial Statements Omitted from Prospectus.  None.

(l)              Initial Capital Agreements.  None.

(m)   (1)        Plan Pursuant to Rule 12b-1 (non-fee).(14)

      (2)        Plan Pursuant to Rule 12b-1 (Class S) -- filed herewith.

(n)   (1)        Rule 18f-3 Plan -- filed herewith.

Exhibit Number   Description
--------------   -----------
(p)   (1)        Code of Ethics.(11)

      (2)        Amended and Restated Code of Ethics.(14)

----------

1. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

2. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

3. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

4. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

5. Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

6. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180.

7. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

10. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

11. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.

12. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-00-000027.

13. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-01-500090.

14. Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000950136-02-001220.

Item 24. Persons Controlled By or Under Common Control with Registrant

     No person is controlled by or under common control with the Registrant

Item 25. Indemnification:

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

     Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

     Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Adviser and Sub-Adviser.

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
Claudia Brandon                                               Secretary, Neuberger Berman Advisers Management Trust;
Vice President of Neuberger Berman since 2002; Vice           Secretary, Neuberger Berman Equity Funds; Secretary,
President/Mutual Fund Board Relations, NB Management Inc.     Neuberger Berman Income Funds.
since May 2000; Vice President, NB Management from
1986-1999; Employee, Neuberger Berman since 1999

Thomas J. Brophy                                              None.
Vice President, Neuberger Berman; Vice President, NB
Management Inc. since March 2000.

Valerie Chang                                                 None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Brooke A. Cobb                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Robert Conti                                                  Vice President, Neuberger Berman Income Fund, Vice
Vice President, Neuberger Berman; Senior Vice President NB    President, Neuberger Berman Equity Fund, Vice
Management Inc. since November 2000; Treasurer, NB            President, Neuberger Berman Advisers Management Trust
Management Inc. until May 2000

Robert W. D'Alelio                                            None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Stanley G. Deutsch                                            None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc. since September 2000.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
Ingrid Dyott                                                  None.
Vice President, Neuberger Berman; Vice President, NB
Management Inc.

Michael F. Fasciano                                           President, Fasciano Company Inc. until March 2001;
Managing Director, Neuberger                                  Portfolio Manager, Fasciano Fund Inc. until March 2001.
Berman since March 2001; Vice President, NB Management Inc.
since March 2001.

Robert S. Franklin                                            None.
Vice President, Neuberger Berman; Vice President, NB
Management Inc.

Brian P. Gaffney                                              Vice President, Neuberger Berman Income Fund, Vice
Managing Director, Neuberger Berman since April 2000,         President, Neuberger Berman Equity Fund, Vice
Senior Vice President, NB Management Inc. since November      President, Neuberger Berman Advisers Management Trust.
2000; Vice President, NB Management from April 1997
through November 1999.

Robert I. Gendelman                                           None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Thomas E. Gengler, Jr.                                        None.
Senior Vice President, Neuberger Berman since February
2001, prior thereto, Vice President, Neuberger Berman
since 1999; Senior Vice President, NB Management Inc.
since March 2001 prior thereto, Vice President,
NB Management Inc.

Theodore P. Giuliano                                          None.
Vice President (and Director until February 2001), NB
Management Inc.; Managing Director, Neuberger Berman

Joseph K. Herlihy                                             Treasurer, Neuberger Berman Inc.
Senior Vice President, Treasurer, Neuberger Berman;
Treasurer, NB Management Inc.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
Michael M. Kassen                                             Executive Vice President, Chief Investment Officer and
Executive Vice President and Chief Investment Officer,        Director, Neuberger Berman Inc.
Neuberger Berman; Chairman and Director, NB Management
Inc. since May 2000, prior thereto, Executive Vice
President, Chief Investment Officer and Director, NB
Management Inc. from November 1999 until May 2000; Vice
President from June 1990 until November 1999.

Barbara R. Katersky                                           None.
Senior Vice President, Neuberger Berman; Senior Vice
President, NB Management Inc.

Robert B. Ladd                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Kelly M. Landron                                              None.
Vice President, NB Management Inc. since March 2000.

Jeffrey B. Lane                                               Director, Chief Executive Officer and President,
Chief Executive Officer and President, Neuberger Berman;      Neuberger Berman Inc.; Director Neuberger Berman Trust
Director, NB Management Inc. since February 2001.             Company from June 1 until November 2000.

Josephine Mahaney                                             None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Michael F. Malouf                                             None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Robert Matza                                                  Executive Vice President, Chief Operating Officer and
Executive Vice President and Chief Operating Officer,         Director, Neuberger Berman Inc. since January 2001,
Neuberger Berman since January 2001, prior thereto,           prior thereto, Executive Vice President, Chief
Executive Vice President and Chief Administrative Officer,    Administrative Officer and Director, Neuberger Berman,
Neuberger Berman; Director, NB Management Inc. since April    Inc.
2000.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------
Ellen Metzger                                                 Assistant Secretary, Neuberger Berman Inc. since 2000.
Vice President, Neuberger Berman; Secretary, NB Management
Inc.

Arthur Moretti                                                Managing Director, Eagle Capital from January 1999
Managing Director, Neuberger Berman since June 2001; Vice     until June 2001.
President, NB Management Inc. since June 2001.

S. Basu Mullick                                               None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Janet W. Prindle                                              Director, Neuberger Berman National Trust Company
Managing Director, Neuberger Berman; Vice President, NB       since January 2001; Director  Neuberger Berman Trust
Management Inc.                                               Company of Delaware since April 2001.

Kevin L. Risen                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Heidi L. Schneider                                            Executive Vice President and Director, Neuberger
Executive Vice President, Neuberger Berman; Director, NB      Berman Inc.; Chair and Director, Neuberger Berman
Management Inc. since February 2001.                          National Trust Company since January 2001; Director,
                                                              Neuberger Berman Trust Company of Delaware since
                                                              February 2000 (a Chair until January 2001); Director,
                                                              Neuberger Berman Trust Company until September
                                                              2001 (and Chair from September 1999 until January
                                                              2001).

Benjamin E. Segal                                             None.
Managing Director, Neuberger Berman since November 2000,
prior thereto, Vice President, Neuberger Berman; Vice
President, NB Management Inc.

Jennifer Silver                                               None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

NAME                                                          BUSINESS AND OTHER CONNECTIONS
----                                                          ------------------------------

Kent C. Simons                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Matthew S. Stadler
Senior Vice President and Chief Financial Officer,            Senior Vice , President and Chief Financial Officer,
Neuberger Berman since August 2000; prior thereto,            Neuberger Berman since August 2000, Inc. since August 2000;
Controller, Neuberger Berman from November 1999 to August     Senior Vice President and Chief Financial Officer, National
2000; SeniorVice President and Chief Financial Officer,       Discount Brokerage Group from May 1999 until October 1999.
NB Management Inc. since August 2000.

Peter E. Sundman                                              Executive Vice President and Director, Neuberger
President and Director, NB Management Inc.; Executive Vice    Berman Inc.; President and Chief Executive Officer,
President, Neuberger Berman.                                  Neuberger Berman Income Funds, President and Chief
                                                              Executive Officer,  Neuberger Berman Advisers
                                                              Management Trust, President and Chief Executive
                                                              Officer, Neuberger Berman Equity Funds.

Judith M. Vale                                                None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Catherine Waterworth                                          None.
Managing Director, Neuberger Berman; Vice President, NB
Management Inc.

Allan R. White, III                                           None.
Managing Director, Neuberger Berman; Vice President, NB
Management.

          The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27. Principal Underwriters.

          (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                   Neuberger Berman Advisers Management Trust
                   Neuberger Berman Income Funds

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                                            POSITIONS AND
                         POSITIONS AND OFFICES              OFFICES WITH
NAME                     WITH UNDERWRITER                   REGISTRANT
----                     ---------------------              --------------------

Claudia Brandon          Vice President/Mutual Fund Board   Secretary
                         Relations

Thomas J. Brophy         Vice President                     None

Valerie Chang            Vice President                     None

Brooke A. Cobb           Vice President                     None

Robert Conti             Senior Vice President              Vice President

Robert W. D'Alelio       Vice President                     None

Stanley G. Deutsch       Vice President                     None

Ingrid Dyott             Vice President                     None

Michael F. Fasciano      Vice President                     None

Robert S. Franklin       Vice President                     None

Brian P. Gaffney         Senior Vice President              Vice President

Robert I. Gendelman      Vice President                     None

Thomas E. Gengler, Jr.   Senior Vice President              None

Theodore P. Giuliano     Vice President                     None

Joseph K. Herlihy        Treasurer                          None

Michael M. Kassen        Chairman and Director              President

                                                            POSITIONS AND
                         POSITIONS AND OFFICES              OFFICES WITH
NAME                     WITH UNDERWRITER                   REGISTRANT
----                     ---------------------              --------------------

Barbara R. Katersky      Senior Vice President              None

Robert B. Ladd           Vice President                     None

Kelly M. Landron         Vice President                     None

Jeffrey B. Lane          Director                           None

Josephine Mahaney        Vice President                     None

Michael F. Malouf        Vice President                     None

Robert Matza             Director                           None

Ellen Metzger            Secretary                          None

Arthur Moretti           Vice President                     None

S. Basu Mullick          Vice President                     None

Janet W. Prindle         Vice President                     None

Kevin L. Risen           Vice President                     None

Heidi L. Schneider       Director                           None

Benjamin E. Segal        Vice President                     None

Jennifer K. Silver       Vice President                     None

Kent C. Simons           Vice President                     None

Matthew S. Stadler       Senior Vice President and Chief    None
                         Financial Officer

Peter E. Sundman         President and Director             Trustee and Chairman
                                                            of the Board

Judith M. Vale           Vice President                     None

Catherine Waterworth     Vice President                     None

                                                            POSITIONS AND
                         POSITIONS AND OFFICES              OFFICES WITH
NAME                     WITH UNDERWRITER                   REGISTRANT
----                     ---------------------              --------------------

Allan R. White, III      Vice President                     None

          (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services

     Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of October, 2002.

                                  NEUBERGER BERMAN
                                  ADVISERS MANAGEMENT TRUST


                                  By:  /s/ Peter Sundman
                                       -----------------------------------------
                                       Peter Sundman
                                       Chairman, Principal Executive Officer and
                                       Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.

Signature                    Title                           Date


/s/ Peter Sundman            Chairman and Trustee            October 31, 2002
--------------------------   (Principal Executive Officer)
Peter Sundman


--------------------------   President and Trustee           October 31, 2002
Michael M. Kassen*


/s/ Barbara Muinos           Treasurer                       October 31, 2002
--------------------------   (Principal Financial and
Barbara Muinos               Accounting Officer)


--------------------------   Trustee                         October 31, 2002
John Cannon*


--------------------------   Trustee                         October 31, 2002
Faith Colish*


--------------------------   Trustee                         October 31, 2002
Walter G. Ehlers*


--------------------------   Trustee                         October 31, 2002
C. Anne Harvey*


--------------------------   Trustee                         October 31, 2002
Barry Hirsch*

--------------------------   Trustee                         October 31, 2002
Robert A. Kavesh*


--------------------------   Trustee                         October 31, 2002
Howard A. Mileaf*


--------------------------   Trustee                         October 31, 2002
Edward I. O'Brien*


--------------------------   Trustee                         October 31, 2002
John P. Rosenthal*


--------------------------   Trustee                         October 31, 2002
William E. Rulon*


--------------------------   Trustee                         October 31, 2002
Cornelius T. Ryan*


--------------------------   Trustee                         October 31, 2002
Tom Decker Seip*


--------------------------   Trustee                         October 31, 2002
Candace L. Straight*


--------------------------   Trustee                         October 31, 2002
Peter P. Trapp*


*    By:   /s/ Peter Sundman
           ------------------
           Peter Sundman
           Attorney-in-Fact**

** Powers of attorney for Walter G. Ehlers, Robert A. Kavesh, Howard A. Mileaf, Edward I. O'Brien, and Cornelius T. Ryan are incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of Neuberger Berman Advisers Management Trust filed April 26, 2002, and, for the remaining Trustees, incorporated by reference from Post Effective Amendment No. 36 to the Registration Statement of Neuberger Berman Advisers Management Trust filed February 4, 2002.

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------
Exhibit Number   Name of Exhibit
--------------   ---------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)(4)           Schedule A to Trust Instrument
--------------------------------------------------------------------------------
(d)(1)           Management Agreement
--------------------------------------------------------------------------------
(d)(2)           Sub-Advisory Agreement
--------------------------------------------------------------------------------
(e)(2)           Distribution and Shareholder Services Agreement
--------------------------------------------------------------------------------
(g)(10) Letter Agreement adding Real Estate Portfolio to the Custodian Contract and Transfer Agency Agreement
--------------------------------------------------------------------------------
(h)(3)           Administration Agreement for S Class Shares
--------------------------------------------------------------------------------
(h)(11)          Expense Limitation Agreement
--------------------------------------------------------------------------------
(h)(12)          Expense Limitation Agreement
--------------------------------------------------------------------------------
(i)(1)           Opinion of Counsel
--------------------------------------------------------------------------------
(m)(2)           Plan Pursuant to Rule 12b-1 (Class S)
--------------------------------------------------------------------------------
(n)(1)           Rule 18f-3 Plan
--------------------------------------------------------------------------------

Exhibit (a)(4)

                         SCHEDULE A TO TRUST INSTRUMENT

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Series

Liquid Asset Portfolio

Growth Portfolio

Balanced Portfolio

Partners Portfolio

Limited Maturity Bond Portfolio

International Portfolio

Guardian Portfolio

Mid-Cap Growth Portfolio

Socially Responsive Portfolio

Regency Portfolio

Fasciano Portfolio

Focus Portfolio

Real Estate Portfolio

Effective November 1, 2002

Exhibit (d)(1)

                          FORM OF MANAGEMENT AGREEMENT

This Agreement originally made as of May 1, 2000 and amended and restated as of July 1, 2000 and September 7, 2000, between Neuberger Berman Advisers Management Trust, a Delaware business trust ("Trust"), and Neuberger Berman Management Inc., a New York corporation ("Manager").

                              W I T N E S S E T H :

WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, diversified management investment company and has established several separate series of shares ("Portfolios"), with each Portfolio having its own assets and investment policies; and

WHEREAS, the Trust desires to retain the Manager as investment adviser to furnish investment advisory and portfolio management services to each Portfolio listed in Schedule A attached hereto, to such other Portfolios of the Trust hereinafter established as agreed to from time to time by the parties, evidenced by an addendum to Schedule A (hereinafter "Portfolio" shall refer to each Portfolio which is subject to this Agreement and all agreements and actions described herein to be made or taken by the Trust on behalf of the Portfolios), and the Manager is willing to furnish such services.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1.   Services of the Manager.

1.1 Investment Management Services. The Manager shall act as the investment adviser to the Portfolios and, as such, shall (i) obtain and evaluate such information relating to the economy, industries, businesses, securities markets and securities as it may deem necessary or useful in discharging its responsibilities hereunder, (ii) formulate a continuing program for the investment of the assets of the Portfolios in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolios, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Manager will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best net price and most favorable execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers and dealers who provide the Manager with research, analysis, advice and similar services and pay such brokers and dealers in return a higher commission or spread than may be charged by other brokers or dealers.

The Trust hereby authorizes any entity or person associated with the Manager which is a member of a national securities exchange to effect any transaction on the exchange for the account of the

Portfolios which is permitted by Section 11(a) of the Securities Exchange Act of 1934 and Rule 11a2-2(T) thereunder, and the Trust hereby consents to the retention of compensation for such transactions in accordance with the law.

The Manager shall carry out its duties with respect to the Portfolios' investments in accordance with applicable law and the investment objective, policies and restrictions of the Portfolios adopted by the trustees of the Trust ("Trustees"), and subject to such further limitations as the Portfolios may from time to time impose by written notice to the Manager.

1.2 Administrative Services. The Manager shall supervise the Portfolios' business and affairs and shall provide such services required for effective administration of the Portfolios as are not provided by employees or other agents engaged by the Portfolios; provided, that the Manager shall not have any obligation to provide under this Agreement any direct or indirect services to the holders of shares of the Portfolios ("Shareholders"), any services related to the sale of interests in the Portfolios, or any other services which are the subject of a separate agreement or arrangement between the Portfolios and the Manager. Subject to the foregoing, in providing administrative services hereunder, the Manager shall:

     1.2.1 Office Space, Equipment and Facilities. Furnish without cost to the Portfolios, or pay the cost of, such office space, office equipment and office facilities as are adequate for the Portfolios' needs.

     1.2.2 Personnel. Provide, without remuneration from or other cost to the Trust or the Portfolios, the services of individuals competent to perform all of the Portfolios' executive, administrative and clerical functions which are not performed by employees or other agents engaged by the Portfolios or by the Manager acting in some other capacity pursuant to a separate agreement or arrangement with the Portfolios.

     1.2.3 Agents. Assist the Portfolios in selecting and coordinating the activities of the other agents engaged by the Portfolios, including the Portfolios' custodian, independent auditors and legal counsel.

     1.2.4 Trustees and Officers. Authorize and permit the Manager's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities, without remuneration from or other cost to the Trust or the Portfolios.

     1.2.5 Books and Records. Ensure that all financial, accounting and other records required to be maintained and preserved by the Trust and/or the Portfolios are maintained and preserved by it or on its behalf in accordance with applicable laws and regulations.

     1.2.6 Reports and Filings. Assist in the preparation of (but not pay for) all periodic reports by the Trust or the Portfolios to Shareholders and all reports and filings required to maintain the registration and qualification of the Portfolios, or to meet other regulatory or tax requirements applicable to the Portfolios, under federal and state securities and tax laws.

     1.3 The Manager can use any of the officers and employees of Neuberger Berman, LLC to provide any of the non-investment advisory services described herein.

2.   Expenses of the Portfolios.

2.1 Expenses to Be Paid by the Manager. The Manager shall pay all salaries, expenses and fees of the officers, trustees and employees of the Trust who are officers, directors or employees of the Manager.

In the event that the Manager pays or assumes any expenses of the Trust or a Portfolio not required to be paid or assumed by the Manager under this Agreement, the Manager shall not be obligated hereby to pay or assume the same or any similar expense in the future; provided, that nothing herein contained shall be deemed to relieve the Manager of any obligation to the Trust or to a Portfolio under any separate agreement or arrangement between the parties.

2.2 Expenses to Be Paid by the Portfolios. Each Portfolio shall bear all expenses of its operation, except those specifically allocated to the Manager under this Agreement or under any separate agreement between a Portfolio and the Manager. Expenses to be borne by a Portfolio shall include both expenses directly attributable to the operation of the Portfolios and the placement of interests therein, as well as the portion of any expenses of the Trust that is properly allocable to the Portfolios in a manner approved by the trustees of the Trust. Subject to any separate agreement or arrangement between the Trust or a Portfolio and the Manager, the expenses hereby allocated to each Portfolio, and not to the Manager, include, but are not limited to:

     2.2.1 Custody. All charges of depositories, custodians, and other agents for the transfer, receipt, safekeeping, and servicing of its cash, securities, and other property.

     2.2.2 Shareholder Servicing. All expenses of maintaining and servicing Shareholder accounts, including, but not limited to the charges of any Shareholder servicing agent, dividend disbursing agent or other agent engaged by a Portfolio to service Shareholder accounts.

     2.2.3 Shareholder Reports. All expenses of preparing, setting in type, printing and distributing reports and other communications to Shareholders.

     2.2.4 Pricing and Portfolio Valuation. All expenses of computing a Portfolio's net asset value per share, including any equipment or services obtained for the purpose of pricing shares or valuing the Portfolio's investment portfolio.

     2.2.5 Communications. All charges for equipment or services used for communications between the Manager or the Portfolios and any custodian, Shareholder servicing agent, portfolio accounting services agent, or other agent engaged by a Portfolio.

     2.2.6 Legal and Accounting Fees. All charges for services and expenses of a Portfolio's legal counsel and independent auditors.

     2.2.7 Trustees' Fees and Expenses. With respect to each Portfolio, all compensation of Trustees other than those affiliated with the Manager, all expenses incurred in connection with such unaffiliated Trustees' services as Trustees, and all other expenses of meetings of the Trustees or committees thereof..

     2.2.8 Shareholder Meetings. All expenses incidental to holding meetings of Shareholders, including the printing of notices and proxy materials, and proxy solicitation therefor.

     2.2.9 Bonding and Insurance. All expenses of bond, liability, and other insurance coverage required by law or regulation or deemed advisable by the Trustees, including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Portfolios in a manner approved by the Trustees.

     2.2.10 Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale or lending of a Portfolio's portfolio securities.

     2.2.11 Taxes. All taxes or governmental fees payable by or with respect to a Portfolio to federal, state or other governmental agencies, domestic or foreign, including stamp or other transfer taxes.

     2.2.12 Trade Association Fees. All fees, dues and other expenses incurred in connection with a Portfolio's membership in any trade association or other investment organization.

     2.2.13 Nonrecurring and Extraordinary Expenses. Such nonrecurring and extraordinary expenses as may arise, including the costs of actions, suits, or proceedings to which the Portfolio is a party and the expenses a Portfolio may incur as a result of its legal obligation to provide indemnification to the Trust's officers, Trustees and agents.

     2.2.14 Organizational Expenses. Any and all organizational expenses of a Portfolio paid by the Manager shall be reimbursed by such Portfolio at such time or times agreed by such Portfolio and the Manager.

3.   Advisory Fee.

3.1 Fee. As compensation for all services rendered, facilities provided and expenses paid or assumed by the Manager under this Agreement, each Portfolio shall pay the Manager an annual fee as set out in Schedule B to this Agreement.

3.2 Computation and Payment of Fee. The advisory fee shall accrue on each calendar day, and shall be payable monthly on the first business day of the next succeeding calendar month. The daily fee accruals shall be computed by multiplying the fraction of one divided by the number of days in the calendar year by the applicable annual advisory fee rate (as set forth in Schedule B hereto), and multiplying this product by the net assets of the Portfolios, determined in the manner established by the Trustees, as of the close of business on the last preceding business day on which the Portfolios' net asset value was determined.

3.3 State Expense Limitation. If in any fiscal year the operating expenses of any Shareholder in a Portfolio plus such Shareholder's pro rata portion of the Portfolio's operating expenses in such fiscal year ("Aggregate Operating Expenses," which includes any fees or expense reimbursements payable to the Manager pursuant to this Agreement and any compensation payable to the Manager pursuant to (i) the Administration Agreement between such Shareholder and the Manager or (ii) any other Agreement or arrangement with the Trust with respect to that Shareholder, but excludes interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business) exceed the lowest applicable percentage expense limitation imposed under the securities law and regulations of any state in which such Shareholder's shares are qualified for sale (the "State Expense Limitation"), then the Manager shall pay such Shareholder the amount of such excess, less the amount of any reduction of the administration fee referred to below; provided, that the Manager shall have no obligation hereunder to pay such Shareholder for any such expenses which exceed the pro rata portion of such advisory fee attributable to such Shareholder's interest in that Portfolio.

No payment shall be made to such Shareholder hereunder unless and until the administration fee payable by such Shareholder under a similar State Expense Limitation of its Administration Agreement with the Manager has been reduced to zero. Any payment to a Shareholder hereunder shall be made monthly, by annualizing the Aggregate Operating Expenses for each month as of the last day of such month. An adjustment shall be made on or before the last day of the first month of the next succeeding fiscal year if Aggregate Operating Expenses for such fiscal year do not exceed the State Expense Limitation or if for such fiscal year there is no applicable State Expense Limitation.

4.   Ownership of Records.

All records required to be maintained and preserved by the Portfolios pursuant to the provisions or rules or regulations of the Securities and Exchange Commission ("SEC") under Section 31(a) of the 1940 Act and maintained and preserved by the Manager on behalf of the Portfolios are the property of the Portfolios and shall be surrendered by the Manager promptly on request by the Portfolios; provided, that the Manager may at its own expense make and retain copies of any such records.

5.   Reports to Manager.

The Portfolios shall furnish or otherwise make available to the Manager such copies of the Portfolios' financial statements, proxy statements, reports, and other information relating to its business and affairs as the Manager may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

6.   Reports to the Portfolios.

The Manager shall prepare and furnish to the Portfolios such reports, statistical data and other information in such form and at such intervals as the Portfolios may reasonably request.

7.   Retention of Sub-Adviser.

Subject to a Portfolio obtaining the initial and periodic approvals required under section 15 of the 1940 Act, the Manager may retain a sub-adviser, at the Manager's own cost and expense, for the purpose of making investment recommendations and research information available to the Manager. Retention of a sub-adviser shall in no way reduce the responsibilities or obligations of the Manager under this Agreement and the Manager shall be responsible to the Trust and the Portfolios for all acts or omissions of the sub-adviser in connection with the performance of the Manager's duties hereunder.

8.   Services to Other Clients.

Nothing herein contained shall limit the freedom of the Manager or any affiliated person of the Manager to render investment management and administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

9.   Limitation of Liability of Manager and its Personnel.

Neither the Manager nor any director, officer or employee of the Manager performing services for the Portfolios at the direction or request of the Manager in connection with the Manager's discharge of its obligations hereunder shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which this Agreement relates; provided, that nothing herein contained shall be construed (i) to protect the Manager against any liability to the Trust or a Portfolio or its Shareholders to which the Manager would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Manager's duties, or by reason of the Manager's reckless disregard of its obligations and duties under this Agreement, or (ii) to protect any director, officer or employee of the Manager who is or was a Trustee or officer of the Trust against any liability to the Trust or a Portfolio or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Trust.

10.  No Liability of Other Portfolios.

This Agreement is made by each Portfolio pursuant to authority granted by the Trustees, and the obligations created hereby are not binding on any of the Trustees or Shareholders of the Portfolios individually, but bind only the property of that Portfolio and no other.

11.  Effect of Agreement.

Nothing herein contained shall be deemed to require the Portfolios to take any action contrary to the Declaration of the Trust or By-Laws of the Trust, any actions of the Trustees binding upon the Portfolios, or any applicable law, regulation or order to which a Portfolio is subject or by which it is bound, or to relieve or deprive the Trustees of their responsibility for and control of the conduct of the business and affairs of the Portfolios or the Trust.

12.  Term of Agreement.

The term of this Agreement with respect to the Portfolios originally listed in Schedule A began on May 1, 2000 and was subsequently renewed by the Trustees, including a majority of the Trustees who are not interested persons of either party hereto ("Disinterested Trustees"), to remain in effect with respect to each Portfolio through _______ __, 200[_] unless sooner terminated as hereinafter provided, and from year to year thereafter, subject to the termination provisions and all other terms and conditions hereof; provided, such continuance with respect to a Portfolio is approved at least annually by vote of a majority of the outstanding voting securities of such Portfolio, or by vote or written consent of the Trustees, a majority of the Disinterested Trustees; and provided further, that the Manager shall not have notified a Portfolio in writing at least sixty days prior to the first expiration date hereof or at least sixty days prior to any expiration date in any year thereafter that it does not desire such continuation. The Manager shall furnish any Portfolio, promptly upon its request, such information as may reasonably be necessary to evaluate the terms of this Agreement or any extension, renewal or amendment thereof.

Schedule A to this Agreement may be modified from time to time to reflect the addition or deletion of a Portfolio from the terms of this Agreement. With respect to each Portfolio added by execution of an amendment to Schedule A, the term of this Agreement shall begin on the date of such execution and, unless sooner terminated as provided above, this Agreement shall remain in effect to the date two years after such execution and from year to year thereafter only so long as its continuance is approved in the manner required by the 1940 Act, as from time to time amended.

13.  Amendment or Assignment of Agreement.

Any amendment to this Agreement shall be in writing signed by the parties hereto; provided, that no such amendment shall be effective unless authorized on behalf of any Portfolio (i) by resolution of the Trustees, including the vote or written consent of a majority of the Trustees who are not parties to this Agreement or interested persons of either party hereto, and, if the amendment is material, (ii) by vote of a majority of the outstanding voting securities of such Portfolio. This Agreement shall terminate automatically and immediately in the event of its assignment; provided, that with the consent of the Board on behalf of a Portfolio, the Manager may subcontract to another person any of its responsibilities with respect to such Portfolio provided the Manager shall remain responsible hereunder for the acts and omissions of such other person(s) as if they were the acts and omissions of the Manager.

14.  Termination of Agreement.

This Agreement may be terminated at any time by either party hereto, without the payment of any penalty, upon sixty (60) days' prior written notice to the other party; provided, that in the case of termination by any Portfolio, such action shall have been authorized (i) by resolution of the Trustees, including the vote or written consent of a majority of Trustees who are not parties to this Agreement or interested persons of either party hereto, or (ii) by vote of a majority of the outstanding voting securities of the Portfolio.

15.  Name of the Portfolios.

Each Portfolio hereby agrees that if the Manager shall at any time for any reason cease to serve as investment adviser to a Portfolio, the Portfolio shall, if and when requested by the Manager, eliminate from the Portfolio's name the name "Neuberger Berman" and thereafter refrain from using the name "Neuberger Berman" or the initials "N B" in connection with its business or activities, and the foregoing agreement of a Portfolio shall survive any termination of this Agreement and any extension or renewal thereof.

16.  Interpretation and Definition of Terms.

Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretation thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act. Specifically, the terms "vote of a majority of the outstanding voting securities," "interested persons," "assignment" and "affiliated person," as used in this Agreement shall have the meanings assigned to them by section 2(a) of the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

17.  Choice of Law.

This Agreement is made and to be principally performed in the State of New York, and except insofar as the 1940 Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of New York.

18.  Captions.

The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

19.  Execution in Counterparts.

This Agreement may be executed simultaneously in counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year above written.

                                             NEUBERGER BERMAN ADVISERS
                                             MANAGEMENT TRUST


                                             -----------------------------------
                                             By:
                                             Title:


                                             NEUBERGER BERMAN
                                             MANAGEMENT INC.


                                             -----------------------------------
                                             By:
                                             Title:

                                NEUBERGER BERMAN
                            ADVISERS MANAGEMENT TRUST
                              MANAGEMENT AGREEMENT

                                   SCHEDULE A

Portfolios                                               Date Added to Agreement
----------                                               -----------------------

Growth Portfolio                                             May 1, 2000

Partners Portfolio                                           May 1, 2000

Balanced Portfolio                                           May 1, 2000

Limited Maturity Bond Portfolio                              May 1, 2000

Liquid Asset Portfolio                                       May 1, 2000

International Portfolio                                      May 1, 2000

Guardian Portfolio                                           May 1, 2000

Mid-Cap Growth Portfolio                                     May 1, 2000

Socially Responsive Portfolio                                May 1, 2000

Regency Portfolio                                            December 6, 2000

Fasciano Portfolio                                           May 1, 2002

Focus Portfolio                                              May 1, 2002

Real Estate Portfolio                                        November 1, 2002

                                NEUBERGER BERMAN
                            ADVISERS MANAGEMENT TRUST
                              MANAGEMENT AGREEMENT

                                   SCHEDULE B

     Compensation pursuant to Paragraph 3 of the Neuberger Berman Advisers Management Trust Management Agreement shall be calculated in accordance with the following schedules:

Growth Portfolio
Partners Portfolio
Balanced Portfolio
Guardian Portfolio
Mid-Cap Growth Portfolio
Socially Responsive Portfolio
Regency Portfolio
Focus Portfolio

0.55% on the first $250 million of average daily net assets
0.525% on the next $250 million of average daily net assets
0.50% on the next $250 million of average daily net assets
0.475% on the next $250 million of average daily net assets
0.45% on the next $500 million of average daily net assets
0.425% on thenext $2.5 billion of average daily net assets
0.40% on average daily net assets in excess of $4 billion

Liquid Asset Portfolio
Limited Maturity Bond Portfolio

0.25% on the first $500 million of average daily net assets
0.225% on the next $500 million of average daily net assets
0.20% on the next $500 million of average daily net assets
0.175% on the next $500 million of average daily net assets
0.15% on average daily net assets in excess of $2 billion

International Portfolio

0.85% on the first $250 million of average daily net assets
0.825% on the next $250 million of average daily net assets
0.80% on the next $250 million of average daily net assets
0.775% on the next $250 million of average daily net assets
0.75% on the next $500 million of average daily net assets
0.725% on the next $1 billion of average daily net assets
0.70% on average daily net assets in excess of $2.5 billion

Fasciano Portfolio

0.85% on the first $500 million of average daily net assets 0.825% on the next $500 million of average daily net assets 0.80% on the next $500 million of average daily net assets 0.775% on the next $500 million of average daily net assets 0.75% on the next $500 million of average daily net assets 0.725% on average daily net assets in excess of $2.5 billion

Real Estate Portfolio

0.85% of average daily net assets

Dated:  November 1, 2002

Exhibit (d)(2)

                         FORM OF SUB-ADVISORY AGREEMENT

                        NEUBERGER BERMAN MANAGEMENT INC.
                                605 Third Avenue
                            New York, New York 10158

                                   May 1, 2000

Neuberger Berman, LLC
605 Third Avenue
New York, New York  10158

Ladies and Gentlemen:

We have entered into a Management Agreement with Neuberger Berman Advisers Management Trust ("Trust"), with respect several of its series ("Portfolios"), as set forth in Schedule A hereto, pursuant to which we are to act as investment adviser to such Portfolios. We hereby agree with you as follows:

1. You agree for the duration of this Agreement to furnish us with such investment recommendations and research information, of the same type as that which you from time to time provide to your principals and employees for use in managing client accounts, all as we shall reasonably request. In the absence of willful misfeasance, bad faith or gross negligence in the performance of your duties, or of reckless disregard of your duties and obligations hereunder, you shall not be subject to liability for any act or omission or any loss suffered by any Portfolio or its security holders in connection with the matters to which this Agreement relates.

2. In consideration of your agreements set forth in paragraph 1 above, we agree to pay you on the basis of direct and indirect costs to you of performing such agreements. Indirect costs shall be allocated on a basis mutually satisfactory to you and us.

3. As used in this Agreement, the terms "assignment" and "vote of a majority of the outstanding voting securities" shall have the meanings given to them by sections 2(a)(4) and 2(a)(42), respectively, of the Investment Company Act of 1940, as amended ("1940 Act").

This Agreement shall terminate automatically in the event of its assignment, or upon termination of the Management Agreement between the Trust and the undersigned.

This Agreement may be terminated at any time, without the payment of any penalty, (a) with respect to any Portfolio by the trustees of the Trust or by vote of a majority of the outstanding voting securities of such Portfolio or by the undersigned on not less than thirty nor more than sixty days' written notice addressed to you at your principal place of business; and (b) by you, without the payment of any penalty, on not less than thirty nor more than sixty days' written notice addressed to the Trust and the undersigned at the Trust's principal place of business.

The term of this Agreement with respect to the Portfolios originally listed in Schedule A began on May 1, 2000 and was subsequently renewed pursuant to approval of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested person of the Trust, Neuberger Berman Management Inc. or Neuberger Berman, LLC, to remain in effect with respect to each Portfolio through April 30, 2002, unless sooner terminated as provided above, and from year to year thereafter only so long as its continuance is approved in the manner required by the 1940 Act, as from time to time amended.

Schedule A to this Agreement may be modified from time to time to reflect the addition or deletion of a Portfolio from the terms of this Agreement. With respect to each Portfolio added by execution of an amendment to Schedule A, the term of this Agreement shall begin on the date of such execution and, unless sooner terminated as provided above, this Agreement shall remain in effect to the date two years after such execution and from year to year thereafter only so long as its continuance is approved in the manner required by the 1940 Act, as from time to time amended.

If you are in agreement with the foregoing, please sign the form of acceptance on the enclosed counterpart hereof and return the same to us.

                                              Very truly yours,

                                              NEUBERGER BERMAN
                                               MANAGEMENT INC.


                                              By:
                                                 -------------------------------
                                              Name:
                                              Title:


The foregoing agreement is
hereby accepted as of the date
first above written.

NEUBERGER BERMAN, LLC


By:
   ----------------------------
Name:
Title:

                        NEUBERGER BERMAN MANAGEMENT INC.
                             SUB-ADVISORY AGREEMENT

                                   SCHEDULE A

     The Portfolios of Neuberger Berman Advisers Management Trust currently subject to this Agreement are as follows:

Liquid Asset Portfolio
Limited Maturity Bond Portfolio
Balanced Portfolio
Partners Portfolio
Growth Portfolio
Mid-Cap Growth Portfolio
Guardian Portfolio
International Portfolio
Socially Responsive Portfolio
Regency Portfolio
Fasciano Portfolio
Focus Portfolio
Real Estate Portfolio

DATED: November 1, 2002

Exhibit (e)(2)

                        FORM OF DISTRIBUTION AND SERVICES
                          AGREEMENT FOR CLASS S SHARES

     This Agreement is made as of May 1, 2002, between Neuberger Berman Advisers Management Trust, a Delaware business trust ("Trust"), and Neuberger Berman Management Inc., a New York corporation (the "Distributor").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, management investment company and has established several separate series of shares of beneficial interest ("Shares"), with each series having its own assets, liabilities, and investment policies;

     WHEREAS, the series issue and sell or propose to issue and sell their Shares to separate accounts of life insurance companies ("Life Companies") to serve as investment vehicles for variable annuities and/or variable life contracts issued by such Life Companies ("Variable Contracts") and may issue and sell their Shares to such other persons who may purchase under Treasury Regulation Section 1.817-5, which may include, among others, qualified pension and retirement plans ("Qualified Plans");

     WHEREAS, certain of the series intend to issue Shares of a class designated as Class S.

     WHEREAS, the Trust desires to retain the Distributor to furnish certain distribution, shareholder and administrative services with respect to Class S of each series listed in Schedule A attached hereto (each such series a "Portfolio"); and with respect to Class S of such other series of the Trust hereinafter established as agreed to from time to time by the parties, evidenced by an addendum to Schedule A (hereinafter "Portfolio" shall refer to each Portfolio which is subject to this Agreement and all agreements and actions described herein to be made or taken by a Portfolio shall be made or taken by the Trust on behalf of the Portfolio), and the Distributor is willing to furnish such services,

     WHEREAS, the Trust has approved a Distribution and Shareholder Services Plan for Class S Shares pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to Class S Shares of each Portfolio (hereinafter "Shares" shall refer to Class S Shares of a Portfolio).

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

          1. The Trust hereby appoints the Distributor as agent to sell Shares to separate accounts of Life Companies, to Qualified Plans, and to such other persons as may be permitted by law, and the Distributor hereby accepts such appointment. All sales by the Distributor shall be expressly subject to acceptance by the Trust, acting on behalf of the Portfolio.

          2. (a) The Distributor agrees that (i) all Shares sold by the Distributor shall be sold at the net asset value ("NAV") thereof as described in
Section 3 hereof, and (ii) the Portfolio shall receive 100% of such NAV.

               (b) The Shares may be sold in accordance with the following: fund participation or other agreements between the Trust, the Distributor, and the Life Companies; agreements between the Trust or the Distributor and Qualified Plans or the trustees of such plans; agreements with other financial intermediaries. The Shares may also be offered directly to persons eligible to purchase the Shares.

               (c) The Distributor may enter into agreements, in form and substance satisfactory to the Trust, with dealers selected by the Distributor, providing for the sale to such dealers and resale by such dealers of Shares at their NAV. The Distributor may compensate dealers for services they provide under such agreements.

               (d) The Distributor can use any of the officers and employees of Neuberger Berman, LLC to provide any of the services or reports required under this agreement.

          3. The Trust agrees to supply to the Distributor, promptly after the time or times at which NAV is determined, on each day on which NAV is determined as provided in the then-current Prospectus and/or Statement of Additional Information ("SAI") of the pertinent Portfolio (each such day a "business day"), a statement of the NAV of each Portfolio, having been determined in the manner set forth in the then-current Prospectus and/or SAI of the pertinent Portfolio. Each determination of NAV shall take effect as of such time or times on each business day as set forth in the then-current Prospectus and/or SAI of the pertinent Portfolio, and shall prevail until the time as of which the next determination is made.

          4. Upon receipt by the Trust at its principal place of business of an order from the Distributor, the Trust shall, if it elects to accept such order, as promptly as practicable, cause the Shares purchased by such order to be delivered in such amounts and in such names as the Distributor shall specify or as agreed upon in a fund participation agreement or other agreement with a Life Company or other offeree, against payment therefor in such manner as may be acceptable to the Trust or as agreed upon in a fund participation agreement or other agreement with a Life Company or other offeree. The Trust may, in its discretion, refuse to accept any order for the purchase of Shares that the Distributor may tender to it.

          5. (a) All sales literature and advertisements used by the Distributor in connection with sales of Shares shall be subject to approval by the Trust. The Trust authorizes the Distributor, in connection with the sale or arranging for the sale of Shares of any Portfolio, to provide only such information and to make only such statements or representations as are contained in the Portfolio's then-current Prospectus and/or SAI or in such financial and other statements furnished to the Distributor pursuant to the next paragraph or as may properly be included in sales literature or advertisements in accordance with the provisions of the Securities Act of 1933, as amended (the "1933 Act"), the 1940 Act and applicable rules of self-regulatory organizations. Neither the Trust nor any Portfolio shall be responsible in any way for any information provided or statements or representations made by the Distributor or its representatives or agents other than the information, statements and representations described in the preceding sentence.

               (b) Each Portfolio shall keep the Distributor fully informed with regard to its affairs, shall furnish the Distributor with a copy of all of its financial statements and a signed copy of each report prepared for it by its independent auditors, and shall cooperate fully in the efforts of the Distributor to negotiate and sell Shares of such Portfolio and in the Distributor's performance of all its duties under this Agreement.

          6. The Distributor, as agent of each Portfolio and for the account and risk of each Portfolio, is authorized, subject to the direction of the Trust, to accept orders to redeem outstanding Shares of such Portfolio when properly tendered by shareholders pursuant to the redemption right granted to such Portfolio's shareholders by the Trust Instrument of the Trust, as from time to time in effect, at a redemption price equal to the NAV per Share of such Portfolio next determined after proper tender and acceptance, subject to any fees on redeemed Shares that are described in the then-current Prospectus and/or SAI of the pertinent Portfolio, or as agreed upon in a fund participation agreement or other agreement with a Life Company or other offeree. The Trust has delivered to the Distributor a copy of the Trust's Trust Instrument as currently in effect and agrees to deliver to the Distributor any amendments thereto promptly upon filing thereof with the Office of the Secretary of State of the State of Delaware.

          7. The Distributor shall assume and pay or reimburse each Portfolio for the following expenses of such Portfolio: (i) costs of printing and distributing reports, prospectuses and SAIs for other than existing shareholders used in connection with the sale or offering of the Portfolios' Shares; and (ii) costs of preparing, printing and distributing all advertising and sales literature relating to such Portfolio printed at the instruction of the Distributor. The Distributor shall pay all its own costs and expenses connected with the sale of Shares and may pay the compensation and expenses, including overhead and telephone and other communication expenses, of organizations and employees that engage in or support the distribution of Shares and/or in support of rendering services to persons with interest in the Shares.

          8. Each Portfolio shall maintain a currently effective Registration Statement on Form N-1A with respect to such Portfolio and shall file with the Securities and Exchange Commission (the "SEC") such reports and other documents as may be required under the 1933 Act and the 1940 Act, or the rules and regulations of the SEC thereunder.

          Each Portfolio represents and warrants that the Registration Statement, post-effective amendments, Prospectus and SAI (excluding statements relating to the Distributor and the services it provides that are based upon written information furnished by the Distributor expressly for inclusion therein) of such Portfolio shall not contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and that all statements or information furnished to the Distributor, pursuant to Section 5(b) hereof, shall be true and correct in all material respects.

          9. In addition to the foregoing, the Distributor agrees to provide or obtain certain administrative and shareholder services with respect to Class S of each Portfolio. Such services may include, but are not limited to, the following: administering periodic investment and periodic withdrawal programs; researching and providing historical account activity information for shareholders requesting it; preparing and mailing account and confirmation statements to account holders; preparing and mailing tax forms to account holders; serving as custodian to retirement plans investing in Shares; dealing appropriately with abandoned accounts; collating and reporting the number of Shares attributable to each state for blue sky registration and reporting purposes; identifying and reporting transactions exempt from blue sky registration requirements; and providing and maintaining ongoing shareholder services for the duration of the shareholders' investment in Shares of each Portfolio, which may include updates on performance, total return, other related statistical information, and a continual analysis of the suitability of the investment in Shares of each Portfolio. Such services may also include services to Life Companies, their affiliates, or current and prospective owners of Variable Contracts, including, but not limited to, the following: teleservicing support in connection with the Portfolios; delivery and responding to inquires respecting Portfolio Prospectuses and/or SAIs, reports, notices, proxies and proxy statements and other information respecting the Portfolios (but not including services paid for by the Trust such as printing and mailing); facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Trust shareholders; maintenance of Variable Contract records reflecting Shares purchased and redeemed and Share balances, and the conveyance of that information to the Trust, or its transfer agent as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract owners' interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust including fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

          The Distributor may subcontract to third parties some or all of its responsibilities to the Portfolio under this paragraph. The Distributor may pay compensation and expenses, including overhead and telephone and other communication expenses, to organizations and employees who provide such services, including Life Companies and their affiliates.

          10. As compensation for the distribution, shareholder and administrative services provided under this Agreement, the Distributor shall receive from the Shares of each Portfolio a fee at the rate and under the terms and conditions set forth in the Plan adopted by the Trust's Board of Trustees for the Shares of the Portfolio, as such Plan may be amended from time to time. Such amounts shall be compensation to the Distributor for such services without regard to the Distributor's actual expenses for rendering such services, which may be less than or greater than the amounts paid to the Distributor as compensation hereunder. In addition to the expenditures specifically authorized herein, the Distributor may spend with respect to the Shares such amounts as it deems appropriate for any purpose consistent with the Plan, as amended from time to time.

          11. The Distributor shall prepare, at least quarterly, reports for the Trustees showing expenditures under this Agreement and the purposes for which such expenditures were made. Such reports shall be in a format suitable to ensure compliance with the applicable requirements of the SEC and the National Association of Securities Dealers.

          12. (a) This Agreement shall become effective with respect to a Portfolio on the date indicated in Schedule A and, unless sooner terminated as herein provided, this Agreement shall remain in effect until May 1, 2004, unless renewed as hereinafter provided prior to that date, and may be continued from year to year thereafter; provided, that such continuance shall be specifically approved each year by the Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either case, also by a majority of the Trustees who are not interested persons of the Trust or the Distributor ("Disinterested Trustees"). This Agreement may be amended as to any Portfolio with the approval of the Trustees or of a majority of the outstanding voting securities of such Portfolio; provided, that in either case, such amendment also shall be approved by a majority of the Disinterested Trustees.

               (b) Either party may terminate this Agreement without the payment of any penalty, upon not more than sixty days' nor less than thirty days' written notice delivered personally or mailed by registered mail, postage prepaid, to the other party; provided, that in the case of termination by any Portfolio, such action shall have been authorized (i) by resolution of the Trustees, or (ii) by vote of a majority of the outstanding voting securities of such Portfolio, or (iii) by written consent of a majority of the Disinterested Trustees.

               (c) This Agreement shall automatically terminate upon its "assignment" by the Distributor.

               (d) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretation thereof, if any, by the United States courts or by rules, regulations, orders, or interpretations of the SEC. Specifically, the terms "interested persons," "assignment" and "vote of a majority of the outstanding voting securities", as used in this Agreement, shall have the meanings assigned to them by Section 2(a) of the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The Trust and the Distributor may from time to time agree on such provisions interpreting or clarifying the provisions of this Agreement as, in their joint opinion, are consistent with the general tenor of this Agreement and with the specific provisions of this Section 12(d). Any such interpretation or clarification shall be in writing signed by the parties and annexed hereto, but no such interpretation or clarification shall be effective if in contravention of any applicable federal or state law or regulation, and no such interpretation or clarification shall be deemed to be an amendment of this Agreement.

               No term or provision of this Agreement shall be construed to require the Distributor to provide distribution services to any series of the Trust other than the Portfolios listed in Schedule A, or to require Class S or any Portfolio to pay any compensation or expenses that are properly allocable, in a manner approved by the Trustees, to a class or series of the Trust other than Class S or such Portfolio.

               (e) This Agreement is made and to be principally performed in the State of New York, and except insofar as the 1940 Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of New York.

               (f) This Agreement is made by the Trust solely with respect to Class S of the Portfolio, and the obligations created hereby bind only assets belonging to Class S of that Portfolio.

          13. The Distributor or one of its affiliates may from time to time deem it desirable to offer to the list of shareholders of Class S of each Portfolio the shares of other mutual funds for which it acts as Distributor, including other series of the Trust or other products or services; however any such use of the list of shareholders of any Series shall conform to applicable law and shall be made subject to such terms and conditions, if any, as shall be approved by a majority of the Disinterested Trustees.

          14. The Distributor shall look only to the assets of Class S of a Portfolio for the performance of this Agreement by the Trust on behalf of such Portfolio, and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          IN WITNESS WHEREOF, the parties hereto have caused this instrument to be duly executed by their duly authorized officers and under their respective seals.

Attest:                                       NEUBERGER BERMAN
                                              ADVISERS MANAGEMENT TRUST


------------------------------                ----------------------------------
Secretary                                     By:
                                              Title:


Attest:                                       NEUBERGER BERMAN
                                              MANAGEMENT INC.


--------------------------------              ----------------------------------
Secretary                                     By:
                                              Title:

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                       DISTRIBUTION AND SERVICES AGREEMENT

                                SCHEDULE A

PORTFOLIO                       DATE ADDED TO AGREEMENT
---------                       -----------------------
International Portfolio                May 1, 2002
Guardian Portfolio                     May 1, 2002
Fasciano Portfolio                     May 1, 2002
Focus Portfolio                        May 1, 2002
Real Estate Portfolio                  November 1, 2002

Exhibit (g)(10)

                     Form of Letter Agreement Adding to the
                     Custodian and Transfer Agency Agreement

________  __, 2002

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA  02171

Re:  Neuberger Berman Advisers Management Trust: Real Estate Portfolio

Dear Gentlemen:

This is to advise you that Neuberger Berman Advisers Management Trust has established a new series of shares to be known as the Real Estate Portfolio. In accordance with the Additional Funds provision of Section 17 of the Custodian Contract dated 5/1/95 and Section 9 of the Transfer Agency and Services Agreement dated 5/1/95 between the Fund and State Bank and Trust Company, the Fund hereby requests that you act as Custodian and Transfer Agent for the new series under the terms of the respective contracts.

Please indicate your acceptance of the foregoing by executing two copies of this Letter Agreement, returning one to the Fund and retaining one copy for your records.


By:
   -------------------------------------------

         Michael J. Weiner
         Vice President
         Neuberger Berman Advisers Management Trust

Agreed to as of this _____ day of _____________, 200_.


State Street Bank and Trust Company


By:
   -----------------------------
Title:
      --------------------------

Exhibit (h)(3)

                            ADMINISTRATION AGREEMENT
                                 CLASS S SHARES

     This Agreement is made as of May 1, 2002, between Neuberger Berman Advisers Management Trust, a Delaware business trust ("Trust"), and Neuberger Berman Management Inc., a New York corporation ("Administrator").

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, management investment company and has established several separate series of shares ("Portfolios"), with each Portfolio having its own assets and investment policies;

     WHEREAS, each Portfolio has one or more classes of shares of beneficial interest, and one such Class has been designated as Class S ("Class S Shares"); and

     WHEREAS, the Trust desires to retain the Administrator to furnish administrative services to the Class S Shares of each Portfolio listed in Schedule A attached hereto, and to the Class S Shares of such other Portfolios of the Trust hereinafter established as agreed to from time to time by the parties, evidenced by an addendum to Schedule A (hereinafter "Portfolio" shall refer to each Portfolio which is subject to this Agreement and all agreements and actions described herein to be made or taken by a Portfolio shall be made or taken by the Trust on behalf of the Portfolio), and the Administrator is willing to furnish such services,

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties agree as follows:

     1. Services of the Administrator.

          1.1 Administrative Services. The Administrator shall supervise the business and affairs of each Portfolio and its Class S Shares and shall provide such services required for effective administration of such Portfolio and its Class S Shares as are not provided by employees or other agents engaged by such Portfolio; provided, that the Administrator shall not have any obligation to provide under this Agreement any direct or indirect services to a Portfolio's shareholders, any services related to the distribution of a Portfolio's shares, or any other services that are the subject of a separate agreement or arrangement between a Portfolio and the Administrator. The Administrator can use any of the officers and employees of Neuberger Berman, LLC to provide any of the services or reports required under this agreement. Subject to the foregoing, in providing administrative services hereunder, the Administrator shall:

               1.1.1 Office Space, Equipment and Facilities. Furnish without cost to each Portfolio and its Class S Shares, or pay the cost of, such office space, office equipment and office facilities as are adequate for the needs of the Portfolio and its Class S Shares;

               1.1.2 Personnel. Provide, without remuneration from or other cost to each Portfolio, the services of individuals competent to perform all of the Portfolio's executive, administrative and clerical functions of each Portfolio and its Class S Shares that are not performed by employees or other agents engaged by the Portfolios or by the Administrator acting in some other capacity pursuant to a separate agreement or arrangement with the Portfolio;

               1.1.3 Agents. Assist each Portfolio in selecting and coordinating the activities of the other agents engaged by the Portfolio, including the Portfolio's custodian, independent auditors and legal counsel,

               1.1.4 Trustees and Officers. Authorize and permit the Administrator's directors, officers or employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities, without remuneration from or other cost to the Trust or any Portfolio;

               1.1.5 Books and Records. Ensure that all financial, accounting and other records required to be maintained and preserved by each Portfolio are maintained and preserved by it or on its behalf in accordance with applicable laws and regulations; and

               1.1.6 Reports and Filings. Assist in the preparation of (but not pay for) all periodic reports by each Portfolio or its Class S Shares to shareholders of such Portfolio or Class and all reports and filings required to maintain the registration and qualification of the Portfolio and the Class S Shares, or to meet other regulatory or tax requirements applicable to the Portfolio or its Class S Shares, under federal and state securities and tax laws.

     2. Expenses of each Portfolio.

          2.1 Expenses to be Paid by the Administrator. The Administrator shall pay all salaries, expenses and fees of the officers, trustees, or employees of the Trust who are officers, directors or employees of the Administrator. If the Administrator pays or assumes any expenses of the Trust, Portfolio or Class not required to be paid or assumed by the Administrator under this Agreement, the Administrator shall not be obligated hereby to pay or assume the same or any similar expense in the future; provided, that nothing herein contained shall be deemed to relieve the Administrator of any obligation to the Trust or to a Portfolio or Class under any separate agreement or arrangement between the parties.

          2.2 Expenses to be Paid by the Portfolios. Each Portfolio shall bear all expenses of its operation, except those specifically allocated to the Administrator under this Agreement or under any separate agreement between such Portfolio and the Administrator. Expenses to be borne by such Portfolio shall include both expenses directly attributable to the operation of that Portfolio and the offering of its shares, as well as the portion of any expenses of the Trust that is properly allocable to such Portfolio in a manner approved by the trustees of the Trust ("Trustees"). (The allocation of such expenses among the classes of a Series, on either a class specific or pro rata basis, shall be made in accordance with the Trust's 18f-3 Plan.) Subject to any separate agreement or arrangement between the Trust or a Portfolio and the Administrator, the expenses hereby allocated to each Portfolio, and not to the Administrator, include, but are not limited to:

               2.2.1 Custody. All charges of depositories, custodians, and other agents for the transfer, receipt, safekeeping, and servicing of its cash, securities, and other property;

               2.2.2 Shareholder Servicing. All expenses of maintaining and servicing shareholder accounts, including, but not limited to, the charges of any shareholder servicing agent, dividend disbursing agent or other agent (other than the Administrator hereunder) engaged by a Portfolio to service shareholder accounts;

               2.2.3 Shareholder Reports. All expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders of a Portfolio;

               2.2.4 Prospectuses. All expenses of preparing, setting in type, printing and mailing annual or more frequent revisions of a Portfolio's Prospectus and SAI and any supplements thereto and of supplying them to shareholders of the Portfolio and Account holders;

               2.2.5 Pricing and Portfolio Valuation. All expenses of computing a Portfolio's NAV per share, including any equipment or services obtained for the purpose of pricing shares or valuing the Portfolio's investment portfolio;

               2.2.6 Communications. All charges for equipment or services used for communications between the Administrator or the Portfolio and any custodian, shareholder servicing agent, portfolio accounting services agent, or other agent engaged by a Portfolio;

               2.2.7 Legal and Accounting Fees. All charges for services and expenses of a Portfolio's legal counsel and independent auditors;

               2.2.8 Trustees' Fees and Expenses. All compensation of Trustees other than those affiliated with the Administrator, all expenses incurred in connection with such unaffiliated Trustees' services as Trustees, and all other expenses of meetings of the Trustees or committees thereof;

               2.2.9 Shareholder Meetings. All expenses incidental to holding meetings of shareholders, including the printing of notices and proxy materials, and proxy solicitation therefor;

               2.2.10 Federal Registration Fees. All fees and expenses of registering and maintaining the registration of the Trust and each Portfolio under the 1940 Act and the registration of each Portfolio's shares under the Securities Act of 1933 (the "1933 Act"), including all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing of any Registration Statement, Prospectus and SAI under the 1933 Act or the 1940 Act, and any amendments or supplements that may be made from time to time;

               2.2.11 State Registration Fees. All fees and expenses of qualifying and maintaining the qualification of the Trust and each Portfolio and of each Portfolio's shares for sale under securities laws of various states or jurisdictions, and of registration and qualification of each Portfolio under all other laws applicable to a Portfolio or its business activities (including registering the Portfolio as a broker-dealer, or any officer of the Portfolio or any person as agent or salesman of the Portfolio in any state);

               2.2.12 Share Certificates. All expenses of preparing and transmitting a Portfolio's share certificates, if any;

               2.2.13 Confirmations. All expenses incurred in connection with the issue and transfer of a Portfolio's shares, including the expenses of confirming all share transactions;

               2.2.14 Bonding and Insurance. All expenses of bond, liability, and other insurance coverage required by law or regulation or deemed advisable by the Trustees, including, without limitation, such bond, liability and other insurance expense that may from time to time be allocated to the Portfolio in a manner approved by the Trustees;

               2.2.15 Brokerage Commissions. All brokers' commissions and other charges incident to the purchase, sale or lending of a Portfolio's securities;

               2.2.16 Taxes. All taxes or governmental fees payable by or with respect to a Portfolio to federal, state or other governmental agencies, domestic or foreign, including stamp or other transfer taxes;

               2.2.17 Trade Association Fees. Its proportionate share of all fees, dues and other expenses incurred in connection with the Trust's membership in any trade association or other investment organization;

               2.2.18 Nonrecurring and Extraordinary Expenses. Such nonrecurring and extraordinary expenses as may arise, including the costs of actions, suits, or proceedings to which the Portfolio is a party and the expenses a Portfolio may incur as a result of its legal obligation to provide indemnification to the Trust's officers, Trustees and agents;

               2.2.19 Organizational Expenses. All organizational expenses of each Portfolio paid or assessed by the Administrator, which such Portfolio shall reimburse to the Administrator at such time or times and subject to such condition or conditions as shall be specified in the Prospectus and SAI pursuant to which such Portfolio makes the initial public offering of its shares; and

               2.2.20 Investment Advisory Services. Any fees and expenses for investment advisory services that may be incurred or contracted for by a Portfolio.

     3. Administration Fee.

          3.1 Fee. As compensation for all services rendered, facilities provided and expenses paid or assumed by the Administrator to or for each Portfolio or its Class S Shares under this Agreement, the Class S Shares of such Portfolio shall pay the Administrator an annual fee as set out in Schedule B to this Agreement.

          3.2 Computation and Payment of Fee. The administration fee shall accrue on each calendar day, and shall be payable monthly on the first business day of the next succeeding calendar month. The daily fee accruals for each Portfolio shall be computed by multiplying the fraction of one divided by the number of days in the calendar year by the applicable annual administration fee rate (as set forth in Schedule B hereto), and multiplying this product by the NAV of the Class S Shares of such Portfolio, determined in the manner set forth in such Portfolio's then-current Class S Shares Prospectus, as of the close of business on the last preceding business day on which such Portfolio's Class S Shares NAV was determined.

     4. Ownership of Records. All records required to be maintained and preserved by each Portfolio pursuant to the provisions or rules or regulations of the Securities and Exchange Commission ("SEC") under section 31(a) of the 1940 Act and maintained and preserved by the Administrator on behalf of such Portfolio are the property of such Portfolio and shall be surrendered by the Administrator promptly on request by the Portfolio; provided, that the Administrator may at its own expense make and retain copies of any such records.

     5. Reports to Administrator. Each Portfolio shall furnish or otherwise make available to the Administrator such copies of that Portfolio's Class S Shares Prospectus, SAI, financial statements, proxy statements, reports, and other information relating to its business and affairs as the Administrator may, at any time or from time to time, reasonably require in order to discharge its obligations under this Agreement.

     6. Reports to each Portfolio. The Administrator shall prepare and furnish to each Portfolio such reports, statistical data and other information in such form and at such intervals as such Portfolio may reasonably request.

     7. Ownership of Software and Related Materials. All computer programs, written procedures and similar items developed or acquired and used by the Administrator in performing its obligations under this Agreement shall be the property of the Administrator, and no Portfolio will acquire any ownership interest therein or property rights with respect thereto.

     8. Confidentiality. The Administrator agrees, on its own behalf and on behalf of its employees, agents and contractors, to keep confidential any and all records maintained and other information obtained hereunder which relate to any Portfolio or to any of a Portfolio's former, current or prospective shareholders, except that the Administrator may deliver records or divulge information (a) when requested to do so by duly constituted authorities after prior notification to and approval in writing by such Portfolio (which approval will not be unreasonably withheld and may not be withheld by such Portfolio where the Administrator advises such Portfolio that it may be exposed to civil or criminal contempt proceedings or other penalties for failure to comply with such request) or (b) whenever requested in writing to do so by such Portfolio.

     9. The Administrator's Actions in Reliance on Portfolios' Instructions, Legal Opinions, Etc.; Portfolios' Compliance with Laws.

          9.1 The Administrator may at any time apply to an officer of the Trust for instructions, and may consult with legal counsel for a Portfolio or with the Administrator's own legal counsel, in respect of any matter arising in connection with this Agreement; and the Administrator shall not be liable for any action taken or omitted to be taken in good faith and with due care in accordance with such instructions or with the advice or opinion of such legal counsel. The Administrator shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which the Administrator believes to be genuine and to have been signed by the proper person or persons, and the Administrator shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio.

          9.2 Except as otherwise provided in this Agreement or in any separate agreement between the parties and except for the accuracy of information furnished to each Portfolio by the Administrator, each Portfolio assumes full responsibility for the preparation, contents, filing and distribution of its Class S Shares Prospectus and SAI, and full responsibility for other documents or actions required for compliance with all applicable requirements of the 1940 Act, the Securities Exchange Act of 1934, the 1933 Act, and any other applicable laws, rules and regulations of governmental authorities having jurisdiction over such Portfolio.

     10. Services to Other Clients. Nothing herein contained shall limit the freedom of the Administrator or any affiliated person of the Administrator to render administrative or shareholder services to other investment companies, to act as administrator to other persons, firms, or corporations, or to engage in other business activities.

     11. Limitation of Liability Regarding the Trust. The Administrator shall look only to the assets of each Portfolio for performance of this Agreement by the Trust on behalf of such Portfolio, and neither the Trustees of the Trust nor any of the Trust's officers, employees or agents, whether past, present or future shall be personally liable therefor.

     12. Indemnification by Portfolio. Each Portfolio shall indemnify the Administrator and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Administrator that result from: (i) any claim, action, suit or proceeding in connection with the Administrator's entry into or performance of this Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by the Administrator in the performance of its obligations hereunder with respect to such Portfolio; or (iii) any action of the Administrator upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that the Administrator shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Administrator or its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a Portfolio hereunder, the Administrator shall give such Portfolio reasonable opportunity to defend against such claim in its own name or in the name of the Administrator.

     13. Indemnification by the Administrator. The Administrator shall indemnify each Portfolio and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio which result from (i) the Administrator's failure to comply with the terms of this Agreement with respect to such Portfolio; or (ii) the Administrator's lack of good faith in performing its obligations hereunder with respect to such Portfolio; or (iii) the Administrator's negligence or misconduct or its employees, agents or contractors in connection herewith with respect to such Portfolio. A Portfolio shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than the Administrator unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of the Administrator, any affiliated person of the Administrator, or any affiliated person of an affiliated person of the Administrator. Before confessing any claim against it which may be subject to indemnification hereunder, a Portfolio shall give the Administrator reasonable opportunity to defend against such claim in its own name or in the name of the Trust on behalf of such Portfolio.

     14. Effect of Agreement. Nothing herein contained shall be deemed to require the Trust or any Portfolio to take any action contrary to the Trust Instrument or By-laws of the Trust or any applicable law, regulation or order to which it is subject or by which it is bound, or to relieve or deprive the Trustees of their responsibility for and control of the conduct of the business and affairs of the Portfolio or Trust.

     15. Term of Agreement. The term of this Agreement shall begin on the date indicated with respect to each Portfolio listed in Schedule A and, unless sooner terminated as hereinafter provided, this Agreement shall remain in effect to the date two years after such execution, unless renewed as hereinafter provided prior to that date. Thereafter, in each case this Agreement shall continue in effect with respect to each Portfolio from year to year, subject to the termination provisions and all other terms and conditions hereof; provided, such continuance with respect to a Portfolio is approved at least annually by vote or written consent of the Trustees, including a majority of the Trustees who are not interested persons of either party hereto ("Disinterested Trustees"); and provided further, that the Administrator shall not have notified a Portfolio in writing at least sixty days prior to the first expiration date hereof or at least sixty days prior to any expiration date in any year thereafter that it does not desire such continuation. The Administrator shall furnish any Portfolio, promptly upon its request, such information as may reasonably be necessary to evaluate the terms of this Agreement or any extension, renewal or amendment thereof.

     16. Amendment or Assignment of Agreement. Any amendment to this Agreement shall be in writing signed by the parties hereto; provided, that no such amendment shall be effective unless authorized on behalf of any Portfolio (i) by resolution of the Trustees, including the vote or written consent of a majority of the Disinterested Trustees, or (ii) by vote of a majority of the outstanding voting securities of the Class S Shares of such Portfolio. This Agreement shall terminate automatically and immediately in the event of its assignment; provided, that with the consent of a Portfolio, the Administrator may subcontract to another person any of its responsibilities with respect to such Portfolio.

     17. Termination of Agreement. This Agreement may be terminated at any time by either party hereto, without the payment of any penalty, upon at least sixty days' prior written notice to the other party; provided, that in the case of termination by any Portfolio, such action shall have been authorized (i) by resolution of the Trustees, including the vote or written consent of the Disinterested Trustees, or (ii) by vote of a majority of the outstanding voting securities of the Class S Shares of such Portfolio.

     18. Use of Name. Each Portfolio hereby agrees that if the Administrator shall at any time for any reason cease to serve as administrator to a Portfolio, such Portfolio shall, if and when requested by the Administrator, thereafter refrain from using the name "Neuberger Berman" or the initials "NB" in connection with its business or activities, and the foregoing agreement of each Portfolio shall survive any termination of this Agreement and any extension or renewal thereof.

     19. Interpretation and Definition of Terms. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretation thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act. Specifically, the terms "vote of a majority of the outstanding voting securities," "interested persons," "assignment" and "affiliated person," as used in this Agreement shall have the meanings assigned to them by section 2(a) of the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

     20. Choice of Law. This Agreement is made to be principally performed in the State of New York, and except insofar as the 1940 Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of New York.

     21. Captions. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

     22. Execution in Counterparts. This Agreement may be executed simultaneously in counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized and their respective seals to be hereunto affixed, as of the day and year first above written.

Attest:                                        NEUBERGER BERMAN
                                               ADVISERS MANAGEMENT TRUST


---------------------------------              ---------------------------------
Secretary                                      By:
                                               Title:


Attest:                                        NEUBERGER BERMAN
                                               MANAGEMENT INC.


---------------------------------              ---------------------------------
Secretary                                      By:
                                               Title:

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                            ADMINISTRATION AGREEMENT
                                 CLASS S SHARES

                                   SCHEDULE A

     The Class S Shares of the Portfolios of Neuberger Berman Advisers Management Trust currently subject to this Agreement and the dates such Portfolios were added to this Agreement are as follows:

Fasciano Portfolio        May 1, 2002
Focus Portfolio           May 1, 2002
Guardian Portfolio        May 1, 2002
International Portfolio   May 1, 2002
Real Estate Portfolio     November 1, 2002

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                            ADMINISTRATION AGREEMENT
                                 CLASS S SHARES

                                   SCHEDULE B

     Compensation pursuant to Paragraph 3 of the Neuberger Berman Advisers Management Trust Administration Agreement shall be:

     (1) The following percentage per annum of the average daily net assets attributable to the Class S Shares of each Portfolio:

Fasciano Portfolio        0.30%
Focus Portfolio           0.30%
Guardian Portfolio        0.30%
International Portfolio   0.30%
Real Estate Portfolio     0.30%

     (2) Certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of Neuberger Berman Management Inc., and periodic reports to the Board of Trustees on actual expenses.

DATED: November 1, 2002

Exhibit (h)(11)

                  FORM OF NEUBERGER BERMAN ADVISERS MANAGEMENT
                       TRUST EXPENSE LIMITATION AGREEMENT
                                605 Third Avenue
                          New York, New York 10158-0180

May 1, 2002

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Dear Gentlepersons:

     Each portfolio on Attachment A, as may be amended from time to time, (each a "Portfolio" and collectively, the "Portfolios") is a series of Neuberger Berman Advisers Management Trust, a Delaware business trust ("Trust"). Each Portfolio may have one or more classes of shares of beneficial interest ("Class").

     You hereby agree during the period from the date indicated on Attachment A through April 30, 2005 ("Limitation Period"), to pay the Portfolio's (or where applicable the Class of such Portfolio) operating expenses (excluding compensation to you, interest, taxes, brokerage commissions and other transactional expenses relating to a Portfolio's assets, and extraordinary expenses of the Portfolio) ("Operating Expenses") which exceed, in the aggregate, the rate specified in Attachment A of the Portfolio's (or, where applicable, the Class of such Portfolio) average daily net assets ("Expense Limitation").

     Each Portfolio in turn agrees to reimburse you, out of assets belonging to the Portfolio (or the Class of such Portfolio, if applicable) for any Operating Expenses of the Portfolio (or Class) in excess of the Expense Limitation paid or assumed by you during the Limitation Period, provided that you would not be entitled to reimbursement for any amount by which such reimbursement would cause the Portfolio's (or, where applicable, the Class of such Portfolio) total Operating Expenses to exceed the annual rate of average net assets specified in Attachment A. And further, provided that no amount will be reimbursed by the Portfolio more than three years after the year in which it was incurred by you. The Trust agrees to furnish or otherwise make available to you such copies of its financial statements, reports, and other information relating to its business and affairs as you may, at any time or from time to time, reasonably request in connection with this agreement.

     You understand that you shall look only to the assets of the Portfolio (or, where applicable, the Class of the Portfolio) for performance of this agreement and for payment of any claim you may have hereunder, and neither any other series of the Trust, nor any of the Trust's trustees, officers, employees, agents or shareholders, whether past, present or future, shall be personally liable therefor.

     This agreement is made and to be performed principally in the State of New York, and except insofar as the Investment Company Act of 1940, as amended, or other federal laws and regulations may be controlling, this agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of New York. Any amendment to this agreement shall be in writing signed by the parties hereto.

     If you are in agreement with the foregoing, please sign the form of acceptance on the enclosed counterpart hereof and return the same to us.

                                             Very truly yours,

                                             NEUBERGER BERMAN ADVISERS
                                             MANAGEMENT TRUST
                                             on behalf of the Portfolios


                                             By:
                                                  ------------------------------

                                             Title:
                                                     ---------------------------


The foregoing agreement is hereby
accepted as of DATE__, 200[ ]

NEUBERGER BERMAN MANAGEMENT INC.


By:
     ------------------------------

Title:
        ---------------------------

                                                                    ATTACHMENT A

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                          EXPENSE LIMITATION AGREEMENT

                           Beginning of     Expense Limitation
Portfolio               Limitation Period   (as a % of average daily net assets)
---------               -----------------   ------------------------------------

Balanced                   May 1, 2002                     1.00%
Growth                     May 1, 2002                     1.00%
Limited Maturity Bond      May 1, 2002                     1.00%
Partners                   May 1, 2002                     1.00%

Exhibit (h)(12)

                  FORM OF NEUBERGER BERMAN ADVISERS MANAGEMENT
                       TRUST EXPENSE LIMITATION AGREEMENT
                                605 Third Avenue
                          New York, New York 10158-0180

May 1, 2002

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Dear Gentlepersons:

     Each portfolio on Attachment A, as may be amended from time to time, (each a "Portfolio" and collectively, the "Portfolios") is a series of Neuberger Berman Advisers Management Trust, a Delaware business trust ("Trust"). Each Portfolio may have one or more classes of shares of beneficial interest ("Class").

     You hereby agree during the period from the date indicated on Attachment A through April 30, 2005 ("Limitation Period"), to pay the Portfolio's (or where applicable the Class of such Portfolio) operating expenses (excluding interest, taxes, brokerage commissions and other transactional expenses relating to a Portfolio's assets, and extraordinary expenses of the Portfolio) ("Operating Expenses") which exceed, in the aggregate, the rate specified in Attachment A of the Portfolio's (or, where applicable, the Class of such Portfolio) average daily net assets ("Expense Limitation").

     With respect to Regency, Liquid Asset and Socially Responsive Portfolios, each Portfolio in turn agrees to reimburse you, out of assets belonging to the Portfolio (or the Class of such Portfolio, if applicable) for any Operating Expenses of the Portfolio (or Class) in excess of the Expense Limitation paid or assumed by you during the Limitation Period, provided that you would not be entitled to reimbursement for any amount by which such reimbursement would cause the Portfolio's (or, where applicable, the Class of such Portfolio) total Operating Expenses to exceed the annual rate of average net assets specified in Attachment A. And further, provided that no amount will be reimbursed by the Portfolio more than three years after the year in which it was incurred by you. The Trust agrees to furnish or otherwise make available to you such copies of its financial statements, reports, and other information relating to its business and affairs as you may, at any time or from time to time, reasonably request in connection with this agreement.

     With respect to the rest of the Portfolios, each Portfolio in turn agrees to reimburse you through December 31, 2008 ("Reimbursement Period"), out of assets belonging to the Portfolio (or the Class of such Portfolio, if applicable) for any Operating Expenses of the Portfolio (or Class) in excess of the Expense Limitation paid or assumed by you during the Limitation Period, provided that you would not be entitled to reimbursement for any amount by which such reimbursement would cause the Portfolio's (or, where applicable, the Class of such Portfolio) total Operating Expenses to exceed the annual rate of average net assets specified in Attachment A. And further, provided that no amount will be reimbursed by the Portfolio more than three years after the year in which it was incurred by you. The Trust agrees to furnish or otherwise make available to you such copies of its financial statements, reports, and other information relating to its business and affairs as you may, at any time or from time to time, reasonably request in connection with this agreement.

     You understand that you shall look only to the assets of the Portfolio (or, where applicable, the Class of the Portfolio) for performance of this agreement and for payment of any claim you may have hereunder, and neither any other series of the Trust, nor any of the Trust's trustees, officers, employees, agents or shareholders, whether past, present or future, shall be personally liable therefor.

     This agreement is made and to be performed principally in the State of New York, and except insofar as the Investment Company Act of 1940, as amended, or other federal laws and regulations may be controlling, this agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of New York. Any amendment to this agreement shall be in writing signed by the parties hereto.

     If you are in agreement with the foregoing, please sign the form of acceptance on the enclosed counterpart hereof and return the same to us.

                                             Very truly yours,

                                             NEUBERGER BERMAN ADVISERS
                                             MANAGEMENT TRUST
                                             on behalf of the Portfolios


                                             By:
                                                  ------------------------------

                                             Title:
                                                     ---------------------------


The foregoing agreement is hereby
accepted as of DATE__, 200[ ]

NEUBERGER BERMAN MANAGEMENT INC.


By:
     ------------------------------

Title:
        ---------------------------

                                                                    ATTACHMENT A

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                          EXPENSE LIMITATION AGREEMENT

                         Beginning of               Expense Limitation
Portfolio             Limitation Period   (as a % of average daily net assets)
---------             -----------------   ------------------------------------

Fasciano                  May 1, 2002                     1.40%
Focus                     May 1, 2002                     1.25%
Guardian (Class I)        May 1, 2002                     1.00%
Guardian (Class S)        May 1, 2002                     1.25%
International             May 1, 2002                     2.00%
Regency                   May 1, 2002                     1.50%
Liquid Asset              May 1, 2002                     1.00%
Mid-Cap Growth            May 1, 2002                     1.00%
Real Estate            November 1, 2002                   1.75%
Socially Responsive       May 1, 2002                     1.50%

Exhibit (i)(1)

October 31, 2002

Neuberger Berman Advisers
   Management Trust
605 Third Avenue
New York, NY 10158-0006

Ladies and Gentlemen:

     This opinion is given in connection with the filing by Neuberger Berman Advisers Management Trust, a Delaware business trust ("Trust"), of Post-Effective Amendment No. 40 to the Registration Statement filed on Form N-1A ("Registration Statement") under the Securities Act of 1933 ("1933 Act") and Amendment No. 40 under the Investment Company Act of 1940 ("1940 Act"), relating to an indefinite amount of authorized shares of beneficial interest of the Real Estate Portfolio ("Portfolio"), a separate series of the Trust, and the issuance of such shares to the public. The authorized shares of beneficial interest of the Portfolios are hereinafter referred to as the "Shares."

          We have examined the following Trust documents: the Trust Instrument dated May 23, 1994 and all amendments thereto; the By-Laws dated May 23, 1994 and all amendments thereto; this Post-Effective Amendment No. 40 to the Registration Statement filed on Form N-1A; and such other corporate records, certificates, documents and statutes that we have deemed relevant in order to render the opinion expressed herein. We have assumed the genuineness of all signatures, the authenticity of all documents examined by us, and the correctness of all statements of fact contained in those documents.

          Based on such examination, we are of the opinion that the Shares to be offered for sale by Neuberger Berman Advisers Management Trust, when issued in the manner contemplated by the Registration Statement, will be legally issued, fully paid and non-assessable by the Trust.

          We consent to the use of this opinion as an exhibit to the Registration Statement and to the reference to Dechert under the caption "Legal Counsel" in the Statement of Additional Information, which is incorporated by reference into the

Neuberger Berman Advisers
   Management Trust
October 31, 2002
Page 2

Prospectus, each comprising a part of the Registration Statement. In giving such consent, however, we do not admit that we are within the category of persons whose consent is required by Section 7 of the Securities Act of 1933, as amended, and the rules and regulations thereunder.

Very truly yours,


/s/ Dechert

Exhibit (m)(2)

               FORM OF DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
                  OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                               FOR CLASS S SHARES

     1. This Distribution and Shareholder Services Plan (the "Plan"), when effective in accordance with its terms, is a written plan contemplated by Rule 12b-1 under the Investment Company Act of 1940 (the Act) of the series of Neuberger Berman Advisers Management Trust ("Trust") listed in Schedule A hereto (each, a "Portfolio").

     2. It is understood that shares of beneficial interest ("Shares") of each Portfolio may be offered to life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and/or variable life insurance policies ("Variable Contracts") and may also be offered to certain other persons including qualified pension and retirement plans ("Qualified Plans").

     3. The Trust has entered into a Distribution and Services Agreement with respect to each Portfolio with Neuberger Berman Management Inc. ("NB Management"), under which NB Management furnishes certain distribution, shareholder and administrative services with respect to Class S of each Portfolio.

     4. a. Class S of each Portfolio shall pay to NBMI, as compensation for providing distribution, shareholder and administrative services, a fee at the rate specified for that Portfolio on Schedule B, such fee to be calculated and accrued daily and paid monthly or at such other intervals as the Board shall determine.

          b. The fees payable hereunder are payable without regard to the aggregate amount that may be paid over the years, PROVIDED THAT, so long as the limitations set forth in Rule 2830 of the Conduct Rules ("Rule 2830") of the National Association of Securities Dealers, Inc. ("NASD") remain in effect and apply to recipients of payments made under this Plan, the amounts paid hereunder shall not exceed those limitations, including permissible interest.

     5. a. As principal underwriter of the Trust's shares, NB Management may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of Class S Shares of the Portfolios, including, but not limited to, compensation to employees of NB Management; compensation to NB Management and other broker-dealers that engage in or support the distribution of shares; expenses of NB Management and such other broker-dealers and entities, including overhead and telephone and other communication expenses; the printing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation and distribution of sales literature and advertising materials.

          b. NB Management may spend such amounts as it deems appropriate on the administration and servicing of Class S shareholder accounts. Such expenditures may be for providing or obtaining services including, but not limited to, the following: administering periodic investment and periodic withdrawal programs; researching and providing historical account activity information for shareholders requesting it; preparing and mailing account and confirmation statements to account holders; preparing and mailing tax forms to account holders; serving as custodian to retirement plans investing in Shares; dealing appropriately with abandoned accounts; collating and reporting the number of Shares attributable to each state for blue sky registration and reporting purposes; identifying and reporting transactions exempt from blue sky registration requirements; and providing and maintaining ongoing shareholder services for the duration of the shareholders' investment in Shares of each Portfolio, which may include updates on performance, total return, other related statistical information, and a continual analysis of the suitability of the investment in Shares of each Portfolio. Expenditures by NB Management may also be for providing services to life insurance companies that issue the Variable Contracts, their affiliates, or current and prospective owners of Variable Contracts including, but not limited to, the following: teleservicing support in connection with the Portfolios; delivery and responding to inquires respecting Portfolio Prospectuses and/or Statements of Additional Information, reports, notices, proxies and proxy statements and other information respecting the Portfolios (but not including services paid for by the Trust such as printing and mailing); facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Trust shareholders; maintenance of Variable Contract records reflecting Shares purchased and redeemed and Share balances, and the conveyance of that information to the Trust, or its transfer agent as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract owners' interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust including fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services deemed appropriate by NB Management from time to time.

     6. This plan shall take effect with respect to a Portfolio on the date indicated in Schedule A and, unless sooner terminated as herein provided, this plan shall remain in effect with respect to each Portfolio until May 1, 2003, and year to year thereafter, provided, however, that such continuance is specifically approved with respect to such Portfolio at least annually together with any related agreements, by votes of a majority of both (i) the board of Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of this plan or any agreements related to it (the "Independent Trustees"), cast in person at a meeting or meetings called for the purpose of voting on this Plan.

     7. This Plan may be amended at any time by the Board of Trustees, provided that (a) any amendment to increase materially the amount spent by a Portfolio for distribution, shall be effective only upon approval by a vote of a majority of the outstanding voting securities of the Class S Shares of that Portfolio, and (b) any material amendments of this Plan shall be effective only upon approval provided in paragraph 6 hereof for annual approval.

     8. This Plan may be terminated at any time with respect to a Portfolio, without the payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Class S Shares of the Portfolio.

     9. During the existence of this Plan, each Portfolio shall require NB Management to provide the Trust, for review by the Board of Trustees, and the Trustees shall review, at least quarterly, a written report of the amount expended in connection with financing any activities primarily intended to result in the sale of Class S Shares of the Portfolio (making estimates of such costs where necessary or desirable) and the purposes for which such expenditures were made.

     10. This Plan does not require NB Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of Class S Shares of any Portfolio.

     11. Consistent with the limitations of liability as set forth in the Trust's Trust Instrument, any obligations assumed by a Portfolio pursuant to this Plan and any agreements related to this Plan shall be limited in all cases to that Portfolio and its assets, and shall not constitute obligations of any other series of shares of the Trust, of the shareholders, or of the Trustees.

     12. So long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons (as defined in the Act) of the Trust shall be committed to the discretion of the non-interested Trustees then in office.

     13. If any provision of this Plan shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.

                                DISTRIBUTION PLAN
                  OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                                   SCHEDULE A

PORTFOLIOS                                         DATE MADE A PARTY TO THE PLAN
----------                                         -----------------------------

International Portfolio                                   May 1, 2002
Guardian Portfolio (Class S)                              May 1, 2002
Fasciano Portfolio                                        May 1, 2002
Focus Portfolio                                           May 1, 2002
Real Estate Portfolio                                     November 1, 2002

DATED: November 1, 2002

                             PLAN PURSUANT TO 12B-1
                  OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                                   SCHEDULE B

                                                 Fee (as a Percentage of Average
PORTFOLIOS                                         DAILY NET ASSETS OF CLASS)
----------                                       -------------------------------

International Portfolio                                       0.25%
Guardian Portfolio (Class S)                                  0.25%
Fasciano Portfolio                                            0.25%
Focus Portfolio                                               0.25%
Real Estate Portfolio                                         0.25%

DATED: November 1, 2002

Exhibit (n)(1)

               FORM OF NEUBERGER BERMAN Advisers management trust

                   MULTIPLE CLASS PLAN PURSUANT TO RULe 18f-3

     Neuberger Berman Advisers Management Trust ("Trust") hereby adopts this Multiple Class Plan (the "Plan") pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended ("1940 Act") on behalf of its series (each, a "Portfolio" and collectively, the "Portfolios").

A.   GENERAL DESCRIPTION OF CLASSES OFFERED.

     Each Portfolio shall have one or more of the following classes (each, a "Class" and collectively, the "Classes"), as may from time to time be created by the Board of Trustees of the Trust acting pursuant to the Declaration of Trust.

     1. CLASS I SHARES. Each Portfolio designated on Attachment A issues or is authorized to issue its shares of beneficial interest ("Shares") in a Class designated as "Class I Shares." Class I Shares of a Portfolio may be offered to separate accounts of life insurance companies to serve as an investment vehicle for variable annuity contracts and/or variable life insurance policies (collectively, "Variable Contracts") funded by the separate accounts, and may be offered to qualified pension and retirement plans and to other persons, provided that such other persons may hold such Shares consistent with tax requirements that apply to the Variable Contracts under Treasury Regulation Section 1.817-5 ("Qualified Plans").

     Class I Shares are subject to no front-end or back-end sales load and pay no distribution fee. The Class I shares may pay certain non-distribution expenses related to participating in fund supermarket or warehousing programs or Neuberger Berman Fund Advisory Services, as may be approved from time to time by the Board of Trustees.

     Shareholder services may be provided to holders of Class I Shares by Neuberger Berman Management Inc. ("NBMI") and the transfer agent. Shareholder services may be provided to beneficial owners (or trusts holding on behalf of beneficial owners) of Class I Shares which may include owners of the Variable Contracts by the Institutions through which they hold Class I Shares, which may include the life insurance companies that issued the Variable Contracts or their affiliates.

     2. CLASS S SHARES. Each Portfolio designated on Attachment B issues or is authorized to issue its Shares in a class designated as "Class S Shares." Class S Shares of a Portfolio may be offered to separate accounts of life insurance companies to serve as an investment vehicle for Variable Contracts funded by the separate accounts, and may be offered to Qualified Plans.

     Class S Shares are subject to no front-end or back-end sales load. Class S Shares of a Portfolio pay a fee for distribution and shareholder services at an annual rate of up to 0.25% of average daily net assets pursuant to a Distribution and Shareholder Services Plan for Class S Shares adopted under Rule 12b-1 under the 1940 Act.

     Shareholder services are provided to holders of Class S Shares by NBMI and the transfer agent. Shareholder services may be provided to beneficial owners (or trusts holding on behalf of beneficial owners) of Class S Shares which may include owners of the Variable Contracts by the Institutions through which they hold Class S Shares, which may include the life insurance companies that issued the Variable Contracts or their affiliates.

B.   EXPENSE ALLOCATIONS OF EACH CLASS

     1. Certain expenses may be attributable to a particular Class of Shares ("Class Expenses"). Class Expenses are charged directly to the net assets of the particular Class and, thus, are borne on a pro rata basis by the outstanding Shares of that Class. Fees and expenses that are not Class Expenses are allocated among the Classes on the basis of their respective net asset values.

     In addition to the distribution and shareholder services fees described above, each Class also could pay a different amount of the following other expenses:

          (a) transfer agent fees identified as being attributable to a specific Class of Shares;

          (b) stationery, printing, postage and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific Class of Shares;

          (c)  Blue Sky fees incurred by a specific Class of Shares;

          (d)  SEC registration fees incurred by a specific Class of Shares;

          (e) Trustees' fees or expenses incurred as a result of issues relating to a specific Class of Shares;

          (f) accounting expenses relating solely to a specific Class of Shares;

          (g) auditors' fees, litigation expenses and legal fees and expenses relating to a specific Class of Shares;

          (h) expenses incurred in connection with shareholders' meetings as a result of issues relating to a specific Class of Shares;

          (i) expenses incurred in connection with organizing and offering to investors a new Class of Shares; and

          (j) other expenses incurred attributable to a specific Class of Shares.

     2. NBMI may agree to waive the fees and/or reimburse the Class Expenses of any Class of any Portfolio.

     3. NBMI may agree to waive the fees and/or reimburse the non-Class Expenses of any Portfolio. Such waiver or reimbursement will be allocated to each Class of the Portfolio in the same proportion as the fee or expense being waived or reimbursed.

C.   EXCHANGE PRIVILEGES

     There are no exchange privileges among the Classes.

D.   CONVERSION FEATURES

     There are no conversion features among the Classes.

E.   ADDITIONAL INFORMATION

     The Prospectus and Statement of Additional Information for each Portfolio and/or Class may contain additional information about the Classes and the Trust's multiple class structure; provided, however, that none of the terms set forth in any such prospectus shall be inconsistent with the terms of the Classes set forth in this Plan.

F.   EFFECTIVE DATE; AMENDMENTS

     This Plan is effective on November 1, 2002. Before any material amendments can be made to this Plan, a majority of the Board of Trustees of the Trust, and a majority of the Trustees who are not interested persons of the Trust (as defined in Section 2(a)(19) of the 1940 Act) must find that the Plan as proposed to be amended, including the expense allocation, is in the best interests of each Class individually and the Trust as a whole.

Exhibit (n)(1)

                                  ATTACHMENT A

PORTFOLIO
---------

Balanced Portfolio

Growth Portfolio

Guardian Portfolio

Limited Maturity Bond Portfolio

Regency Portfolio

Liquid Asset Portfolio

Mid-Cap Growth Portfolio

Partners Portfolio

Socially Responsive Portfolio

Exhibit (n)(1)

                                  ATTACHMENT B

PORTFOLIO
---------

Fasciano Portfolio

Focus Portfolio

Guardian Portfolio

International Portfolio

Real Estate Portfolio